UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 94.3%

	Airlines 3.8%
203,151	Allegiant Travel Co.	$21,420,242
373,086	Spirit Airlines, Inc.*	16,941,835

		38,362,077

	Airport Services 1.1%
493,750	Wesco Aircraft Holdings, Inc.*	10,823,000

	Apparel Retail 1.6%
841,429	Chico’s FAS, Inc.	15,852,522

	Application Software 5.7%
215,701	ANSYS, Inc.*	18,809,127
416,730	RealPage, Inc.*	9,743,147
153,392	Tyler Technologies, Inc.*	15,665,925
87,603	Ultimate Software Group, Inc.*	13,422,532

		57,640,731

	Asset Management & Custody Banks 4.1%
93,192	Affiliated Managers Group, Inc.*	20,211,481
597,285	SEI Investments Co.	20,743,708

		40,955,189

	Automotive Retail 1.0%
176,353	Monro Muffler Brake, Inc.	9,939,255

	Commercial Printing 1.2%
1,585,583	InnerWorkings, Inc.*	12,351,692

	Computer Storage & Peripherals 0.5%
583,711	Fusion-io, Inc.*	5,200,865

	Consumer Finance 7.1%
164,316	Credit Acceptance Corp.*	21,359,437
949,332	DFC Global Corp.*	10,869,852
192,168	First Cash Financial Services, Inc.*	11,883,669
2,395,200	Mahindra & Mahindra Financial Services Ltd. (India)	12,387,430
291,555	Portfolio Recovery Associates, Inc.*	15,405,766

		71,906,154

	Data Processing & Outsourced Services 6.3%
124,818	Alliance Data Systems Corp.*	32,818,397
351,631	ExlService Holdings, Inc.*	9,712,048
701,542	Higher One Holdings, Inc.*	6,847,050
157,008	Syntel, Inc.*	14,279,878

		63,657,373

	Distributors 1.4%
239,077	Pool Corp.	13,899,937

	Diversified Banks 2.4%
10,926,782	City Union Bank Ltd. (India)	9,115,220
2,505,720	Yes Bank Ltd. (India)	15,020,952

		24,136,172

	Diversified Support Services 6.0%
1,636,919	Copart, Inc.*	59,993,081

	Electrical Components & Equipment 3.0%
135,281	Generac Holdings, Inc.	7,662,316
589,058	Polypore International, Inc.*	22,914,356

		30,576,672

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value

	Environmental & Facilities Services 3.6%
364,490	Tetra Tech, Inc.*	$10,198,430
608,499	Waste Connections, Inc.	26,548,812

		36,747,242

	General Merchandise Stores 0.3%
336,794	Gordmans Stores, Inc.	2,583,210

	Health Care Facilities 2.4%
539,076	Ensign Group, Inc. (The)	23,864,895

	Health Care Services 4.0%
206,803	IPC The Hospitalist Co., Inc.*	12,282,030
517,700	MEDNAX, Inc.*	27,634,826

		39,916,856

	Homefurnishing Retail 0.6%
149,060	Mattress Firm Holding Corp.*	6,415,542

	Human Resource & Employment Services 1.0%
125,284	51job, Inc. ADR* (China)	9,759,624

	Industrial Machinery 4.4%
147,926	Graco, Inc.	11,555,979
448,920	IDEX Corp.	33,152,742

		44,708,721

	Internet Retail 0.7%
155,634	Blue Nile, Inc.*	7,328,805

	Internet Software & Services 3.9%
247,566	Dealertrack Technologies, Inc.*	11,902,973
71,531	Envestnet, Inc.*	2,882,699
425,755	Vistaprint N.V.*	24,204,172

		38,989,844

	Leisure Facilities 3.4%
724,001	Life Time Fitness, Inc.*	34,028,047

	Life Sciences Tools & Services 2.9%
573,500	Divi’s Laboratories Ltd. (India)	11,320,726
293,208	ICON plc* (Ireland)	11,848,535
68,040	Techne Corp.	6,441,347

		29,610,608

	Oil & Gas Equipment & Services 3.4%
114,241	CARBO Ceramics, Inc.	13,312,504
117,555	Dril-Quip, Inc.*	12,922,821
298,022	TGS-NOPEC Geophysical Co. ASA (Norway)	7,917,638

		34,152,963

	Oil & Gas Exploration & Production 0.2%
320,020	SandRidge Energy, Inc.*	1,942,521

	Oil & Gas Refining & Marketing 1.2%
291,271	World Fuel Services Corp.	12,571,256

	Personal Products 3.6%
194,367	Herbalife Ltd.	15,296,683
152,823	Nu Skin Enterprises, Inc., Class A	21,123,195

		36,419,878

	Research & Consulting Services 2.6%
716,355	Acacia Research Corp.	10,415,802
208,513	Corporate Executive Board Co. (The)	16,145,161

		26,560,963

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Semiconductors 2.5%
107,026	Hittite Microwave Corp.*	$6,606,715
387,065	Melexis N.V. (Belgium)	12,362,307
108,525	Power Integrations, Inc.	6,057,865

		25,026,887

	Specialized Finance 0.8%
402,640	CRISIL Ltd. (India)	7,746,206

	Specialty Chemicals 1.3%
230,755	Balchem Corp.	13,545,319

	Specialty Stores 1.0%
156,551	Hibbett Sports, Inc.*	10,521,793

	Trading Companies & Distributors 2.6%
280,043	MSC Industrial Direct Co., Inc., Class A	22,647,077
143,605	Rush Enterprises, Inc., Class B*	3,661,928

		26,309,005

	Trucking 2.7%
600,940	Knight Transportation, Inc.	11,021,239
302,485	Old Dominion Freight Line, Inc.*	16,037,755

		27,058,994

	Total Common Stocks (cost $586,147,193)	951,103,899

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.8%

	Repurchase Agreement 5.8%
$58,988,330	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $61,635,000 of United States Treasury Notes 2.000% due 11/30/20; value: $60,171,169; repurchase proceeds: $58,988,330 (cost $58,988,330)	$58,988,330

	Total Short-Term Investments (cost $58,988,330)	58,988,330

	Total Investments (cost $645,135,523) 100.1%§	1,010,092,229
	Liabilities less Other Assets (0.1%)	(1,175,974)

	NET ASSETS 100.0%	$1,008,916,255

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.78%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.3
China	1.0
India	5.8
Ireland	1.3
Norway	0.8
United States	89.8

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 96.8%

	Air Freight & Logistics 1.8%
5,862	Blue Dart Express Ltd. (India)	$322,218

	Apparel, Accessories & Luxury Goods 3.2%
4,172	Page Industries Ltd. (India)	347,357
36,056	Titan Co. Ltd. (India)	133,662
9,958	Vaibhav Global Ltd.* (India)	106,704

		587,723

	Auto Parts & Equipment 4.0%
1,751	Bosch Ltd. (India)	282,232
53,463	Exide Industries Ltd. (India)	106,312
10,419	WABCO India Ltd. (India)	345,307

		733,851

	Building Products 1.9%
70,654	Kajaria Ceramics Ltd. (India)	357,182

	Cable & Satellite 1.0%
193,636	Dish TV India Ltd.* (India)	189,707

	Commodity Chemicals 4.0%
87,843	Berger Paints India Ltd. (India)	318,822
24,089	Castrol India Ltd. (India)	122,616
42,143	Supreme Industries Ltd. (India)	292,218

		733,656

	Construction & Farm Machinery & Heavy Trucks 2.3%
5,267	Eicher Motors Ltd. (India)	423,625

	Consumer Finance 5.2%
135,593	Mahindra & Mahindra Financial Services Ltd. (India)	701,256
15,082	Shriram City Union Finance Ltd. (India)	258,702

		959,958

	Diversified Banks 5.5%
12,816	Axis Bank Ltd. (India)	269,353
288,998	City Union Bank Ltd. (India)	241,085
46,108	IndusInd Bank Ltd. (India)	313,151
31,269	Yes Bank Ltd. (India)	187,447

		1,011,036

	Diversified Chemicals 2.6%
14,820	BASF India Ltd. (India)	154,801
67,896	Pidilite Industries Ltd. (India)	313,822

		468,623

	Diversified Real Estate Activities 0.5%
55,600	Delta Corp. Ltd. (India)	93,034

	Electrical Components & Equipment 1.8%
59,398	Amara Raja Batteries Ltd. (India)	323,518

	Fertilizers & Agricultural Chemicals 3.0%
11,972	Bayer CropScience Ltd. (India)	343,550
72,345	Rallis India Ltd. (India)	207,193

		550,743

	Footwear 1.2%
13,468	Bata India Ltd. (India)	229,329

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Heavy Electrical Equipment 0.9%
44,109	TD Power Systems Ltd. (India)	$168,970

	Household Appliances 1.3%
4,139	Hawkins Cookers Ltd. (India)	157,584
1,604	TTK Prestige Ltd. (India)	90,242

		247,826

	Household Products 1.5%
89,291	Jyothy Laboratories Ltd. (India)	274,997

	Industrial Machinery 3.8%
36,688	Cummins India Ltd. (India)	282,923
3,835	FAG Bearings India Ltd. (India)	100,198
142,186	Sarin Technologies Ltd. (Israel)	208,393
9,372	SKF India Ltd. (India)	100,909

		692,423

	Internet Retail 2.8%
26,778	MakeMyTrip Ltd.* (India)	515,744

	Internet Software & Services 0.6%
4,756	Just Dial Ltd.* (India)	110,798

	IT Consulting & Other Services 10.3%
15,413	CMC Ltd. (India)	404,443
6,763	Cognizant Technology Solutions Corp., Class A*	682,928
20,910	HCL Technologies Ltd. (India)	427,868
23,500	Persistent Systems Ltd. (India)	373,462

		1,888,701

	Life Sciences Tools & Services 1.1%
10,142	Divi’s Laboratories Ltd. (India)	200,200

	Other Diversified Financial Services 1.2%
19,356	Kotak Mahindra Bank Ltd. (India)	227,716

	Packaged Foods & Meats 3.9%
25,741	Britannia Industries Ltd. (India)	383,274
2,587	GlaxoSmithKline Consumer Healthcare Ltd. (India)	185,672
1,792	Nestlé India Ltd. (India)	152,967

		721,913

	Personal Products 7.3%
77,020	Bajaj Corp. Ltd. (India)	273,003
10,017	Colgate-Palmolive India Ltd. (India)	218,299
119,835	Dabur India Ltd. (India)	330,319
18,780	Godrej Consumer Products Ltd. (India)	260,531
33,573	Marico Ltd. (India)	117,727
2,867	Procter & Gamble Hygiene & Health Care Ltd. (India)	140,214

		1,340,093

	Pharmaceuticals 9.7%
38,262	Glenmark Pharmaceuticals Ltd. (India)	330,010
42,912	IPCA Laboratories Ltd. (India)	504,011
46,921	Lupin Ltd. (India)	687,828
34,300	Torrent Pharmaceuticals Ltd. (India)	261,180

		1,783,029

	Publishing 1.9%
72,663	D.B. Corp. Ltd. (India)	346,546

	Restaurants 2.2%
19,191	Jubilant Foodworks Ltd.* (India)	396,510

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Specialized Finance 0.9%
8,149	CRISIL Ltd. (India)	$156,775

	Specialty Chemicals 1.7%
38,698	Asian Paints Ltd. (India)	306,462

	Systems Software 1.1%
72,112	KPIT Technologies Ltd. (India)	200,522

	Thrifts & Mortgage Finance 4.9%
118,752	Gruh Finance Ltd. (India)	484,185
22,864	Housing Development Finance Corp. Ltd. (India)	294,972
31,815	LIC Housing Finance Ltd. (India)	112,822

		891,979

	Wireless Telecommunication Services 1.7%
116,426	Idea Cellular Ltd. (India)	314,240

	Total Common Stocks (cost $15,477,153)	17,769,647

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.4%

	Repurchase Agreement 2.4%
$438,425	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $390,000 of United States Treasury Bonds 4.625% due 2/15/40; value: $449,475; repurchase proceeds: $438,425 (cost $438,425)	$438,425

	Total Short-Term Investments (cost $438,425)	438,425

	Total Investments (cost $15,915,578) 99.2%	18,208,072
	Other Assets less Liabilities 0.8%	147,862

	NET ASSETS 100.0%	$18,355,934

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	95.0
Israel	1.2
United States	3.8

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 97.7%

	Casinos & Gaming 8.5%
330,240	Galaxy Entertainment Group Ltd.* (Hong Kong)	$2,962,262
743,500	SJM Holdings Ltd. (Hong Kong)	2,483,575

		5,445,837

	Construction & Engineering 3.1%
167,074	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	2,002,490

	Construction Materials 5.0%
245,383	Cemex Latam Holdings S.A.* (Colombia)	1,881,694
1,108,102	PT Semen Indonesia Persero Tbk (Indonesia)	1,292,162

		3,173,856

	Diversified Banks 17.9%
673,033	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	1,191,046
31,262	Axis Bank Ltd. (India)	657,030
12,654,690	Banco de Chile (Chile)	1,830,589
694,252	BBVA Banco Continental S.A. (Peru)	1,266,022
132,664	IndusInd Bank Ltd. (India)	901,013
298,900	Kasikornbank Public Co. Ltd. (Thailand)	1,419,002
924,283	Metropolitan Bank & Trust (Philippines)	1,579,866
659,380	National Bank of Ras Al-Khaimah (United Arab Emirates)	1,281,779
229,984	Turkiye Halk Bankasi A.S. (Turkey)	1,300,282

		11,426,629

	Drug Retail 1.9%
193,943	Raia Drogasil S.A. (Brazil)	1,214,456

	Food Retail 8.9%
66,061	BIM Birlesik Magazalar A.S. (Turkey)	1,334,131
9,976	Magnit (Russia)	2,802,622
98,313	Shoprite Holdings Ltd. (South Africa)	1,531,108

		5,667,861

	Health Care Facilities 5.6%
398,307	Bangkok Dusit Medical Services Public Co. Ltd. (Thailand)	1,424,257
531,609	Life Healthcare Group Holdings Ltd. (South Africa)	2,113,209

		3,537,466

	Highways & Railtracks 1.7%
2,760,001	PT Jasa Marga Persero Tbk (Indonesia)	1,073,226

	Hypermarkets & Super Centers 2.9%
152,844	O’Key Group S.A. GDR (Russia)	1,818,844

	Internet Software & Services 3.3%
25,188	SouFun Holdings Ltd. ADR (China)	2,075,743

	Life & Health Insurance 4.9%
155,307	Discovery Ltd. (South Africa)	1,246,231
376,319	Sanlam Ltd. (South Africa)	1,902,590

		3,148,821

	Marine Ports & Services 3.6%
991,326	International Container Terminal Services, Inc. (Philippines)	2,282,103

	Multi-Sector Holdings 2.6%
1,477,137	First Pacific Co. Ltd. (Hong Kong)	1,680,297

	Packaged Foods & Meats 6.5%
233,616	Biostime International Holdings Ltd. (China)	2,078,970
47,911	M Dias Branco S.A. (Brazil)	2,030,773

		4,109,743

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Personal Products 2.5%
115,002	Godrej Consumer Products Ltd. (India)	$1,595,396

	Pharmaceuticals 7.1%
167,279	Lupin Ltd. (India)	2,452,190
2,616,759	Sino Biopharmaceutical Ltd. (China)	2,078,936

		4,531,126

	Real Estate Operating Companies 2.4%
4,641,682	SM Prime Holdings, Inc. (Philippines)	1,541,066

	Soft Drinks 3.0%
78,585	Coca-Cola Icecek A.S. (Turkey)	1,892,403

	Specialty Chemicals 2.7%
215,106	Asian Paints Ltd. (India)	1,703,495

	Wireless Telecommunication Services 3.6%
330,621	Idea Cellular Ltd. (India)	892,364
2,892,146	PT Tower Bersama Infrastructure Tbk (Indonesia)	1,380,254

		2,272,618

	Total Common Stocks (cost $61,131,916)	62,193,476

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$1,096,021	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $1,125,000 of United States Treasury Notes 2.375% due 12/31/20; value: $1,120,781; repurchase proceeds: $1,096,021 (cost $1,096,021)	$1,096,021

	Total Short-Term Investments (cost $1,096,021)	1,096,021

	Total Investments (cost $62,227,937) 99.4%§	63,289,497
	Other Assets less Liabilities 0.6%	376,617

	NET ASSETS 100.0%	$63,666,114

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.28%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	5.2
Chile	3.0
China	10.0
Colombia	3.0
Hong Kong	11.5
India	13.2
Indonesia	6.0
Mexico	3.2
Peru	2.0
Philippines	8.7
Russia	7.4
South Africa	10.9
Thailand	4.6
Turkey	7.3
United Arab Emirates	4.0

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 99.1%

	Airport Services 3.2%
5,214,384	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$17,419,760
3,812,200	Malaysia Airports Holdings Berhad (Malaysia)	10,474,676
3,938,061	TAV Havalimanlari Holding A.S. (Turkey)	28,312,258

		56,206,694

	Apparel Retail 2.0%
1,310,032	Mr Price Group Ltd. (South Africa)	20,369,844
47,385,482	Trinity Ltd. (China)	15,767,455

		36,137,299

	Application Software 1.0%
873,800	Linx S.A. (Brazil)	17,744,520

	Asset Management & Custody Banks 1.3%
1,412,806	CETIP S.A. - Mercados Organizados (Brazil)	14,491,854
1,170,620	Coronation Fund Managers Ltd. (South Africa)	8,888,730

		23,380,584

	Brewers 0.9%
3,372,187	Guinness Anchor Berhad (Malaysia)	16,472,292

	Cable & Satellite 1.5%
630,702	KT Skylife Co. Ltd.* (Korea)	17,681,886
53,068,785	PT MNC Sky Vision Tbk (Indonesia)	8,734,267

		26,416,153

	Casinos & Gaming 3.3%
779,001	Grand Korea Leisure Co. Ltd. (Korea)	29,877,050
1,119,035	Paradise Co. Ltd.* (Korea)	28,070,579

		57,947,629

	Coal & Consumable Fuels 0.7%
5,695,609	PT Indo Tambangraya Megah Tbk (Indonesia)	13,365,711

	Commercial Printing 0.2%
313,141	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Brazil)	4,255,955

	Commodity Chemicals 2.1%
5,666,913	Berger Paints India Ltd. (India)	20,567,811
3,456,628	Castrol India Ltd. (India)	17,594,687

		38,162,498

	Computer & Electronics Retail 1.2%
2,376,706	M Video OJSC (Russia)	21,534,157

	Computer Storage & Peripherals 0.9%
584,258	KONA I Co. Ltd.* ‡‡ (Korea)	16,288,648

	Construction & Engineering 1.8%
2,718,960	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	32,588,497

	Construction & Farm Machinery & Heavy Trucks 0.9%
589,351	Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	16,866,024

	Construction Materials 4.2%
721,200	Cemex Latam Holdings S.A.* (Colombia)	5,530,446
3,906,400	Lafarge Malayan Berhad (Malaysia)	10,220,683
107,026,701	PT Holcim Indonesia Tbk (Indonesia)	20,035,816
1,567,602	Siam City Cement Public Co. Ltd. (Thailand)	18,986,780
14,931,895	Union Andina de Cementos S.A.A. (Peru)	20,128,453

		74,902,178

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Consumer Finance 3.3%
8,931,790	Mahindra & Mahindra Financial Services Ltd. (India)	$46,193,188
1,177,231	Shriram Transport Finance Co., Ltd. (India)	12,753,415

		58,946,603

	Department Stores 1.4%
2,538,191	Golden Eagle Retail Group Ltd. (China)	3,352,130
1,979,277	Poya Co. Ltd. (Taiwan)	12,385,631
18,435,727	PT Mitra Adiperkasa Tbk (Indonesia)	8,331,676

		24,069,437

	Distributors 0.7%
15,740,273	Dah Chong Hong Holdings Ltd. (China)	11,774,348

	Diversified Banks 3.1%
13,618,600	EastWest Banking Corp.* (Philippines)	7,478,097
9,555,781	Security Bank Corp. (Philippines)	24,954,013
5,244,005	Tisco Financial Group Public Co. Ltd. (Thailand)	6,144,072
19,869,968	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	16,920,447

		55,496,629

	Diversified Chemicals 1.5%
5,755,066	Pidilite Industries Ltd. (India)	26,600,491

	Drug Retail 1.1%
3,202,895	Clicks Group Ltd. (South Africa)	19,097,837

	Electronic Components 0.4%
517,000	Partron Co. Ltd. (Korea)	7,000,978

	Electronic Equipment & Instruments 0.8%
2,249,200	Vivotek, Inc. (Taiwan)	13,886,047

	Environmental & Facilities Services 1.3%
3,559,100	Cleanaway Co. Ltd. (Taiwan)	23,226,968

	Fertilizers & Agricultural Chemicals 1.0%
606,020	Bayer CropScience Ltd. (India)	17,390,437

	Food Retail 1.8%
1,972,116	Eurocash S.A. (Poland)	31,221,079

	Footwear 0.8%
686,272	Bata India Ltd. (India)	11,685,652
296,168	Grendene S.A. (Brazil)	2,269,008

		13,954,660

	General Merchandise Stores 1.3%
3,689,726	Taiwan FamilyMart Co. Ltd. (Taiwan)	23,089,030

	Health Care Equipment 0.6%
271,377	i-SENS, Inc.* (Korea)	10,707,147

	Health Care Facilities 4.0%
7,695,839	Bumrungrad Hospital Public Co. Ltd. (Thailand)	20,551,122
16,686,267	KPJ Healthcare Berhad (Malaysia)	19,765,751
4,297,390	Life Healthcare Group Holdings Ltd. (South Africa)	17,082,641
1,201,948	MD Medical Group Investments plc GDR (Russia)	13,582,012

		70,981,526

	Health Care Supplies 2.4%
1,501,704	St. Shine Optical Co. Ltd. (Taiwan)	42,879,196

	Home Furnishings 0.5%
204,646	Hanssem Co. Ltd.* (Korea)	9,762,091

	Home Improvement Retail 1.6%
62,966,542	Home Product Center Public Co. Ltd. (Thailand)	17,916,530
217,140,110	PT Ace Hardware Indonesia Tbk (Indonesia)	10,541,651

		28,458,181

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Hotels, Resorts & Cruise Lines 2.2%
287,652	Hotel Shilla Co. Ltd.* (Korea)	$18,131,533
34,658,748	Minor International Public Co. Ltd. (Thailand)	21,833,112

		39,964,645

	Human Resource & Employment Services 1.0%
219,565	51job, Inc. ADR* (China)	17,104,113

	Hypermarkets & Super Centers 3.1%
956,038	Inretail Peru Corp.* (Peru)	15,201,004
1,580,987	O’Key Group S.A. GDR (Russia)	18,813,745
25,545,501	Puregold Price Club, Inc. (Philippines)	21,863,827

		55,878,576

	Industrial Machinery 1.1%
2,447,657	Airtac International Group (Taiwan)	19,874,612

	Internet Retail 1.0%
1,691,449	Interpark Corp.* (Korea)	17,102,337

	IT Consulting & Other Services 1.5%
10,774,602	Sonda S.A. (Chile)	25,836,899

	Leisure Products 3.6%
3,122,460	Giant Manufacturing Co. Ltd. (Taiwan)	21,477,487
5,907,658	Merida Industry Co. Ltd. (Taiwan)	42,914,690

		64,392,177

	Life & Health Insurance 1.4%
11,903,244	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	24,688,092

	Managed Health Care 1.4%
2,598,831	Qualicorp S.A.* (Brazil)	24,758,520

	Marine Ports & Services 2.5%
1,022,367	Global Ports Investments plc GDR (Russia)	14,292,690
13,036,004	International Container Terminal Services, Inc. (Philippines)	30,009,807

		44,302,497

	Oil & Gas Exploration & Production 2.6%
5,960,594	Afren plc* (Nigeria)	16,706,354
2,501,080	Gran Tierra Energy, Inc.* (Colombia)	18,282,895
1,741,200	Parex Resources, Inc.* (Colombia)	10,778,077

		45,767,326

	Other Diversified Financial Services 1.0%
565,096	Intergroup Financial Services Corp. (Peru)	17,517,976

	Packaged Foods & Meats 7.9%
3,154,896	AVI Ltd. (South Africa)	17,190,820
5,586,483	Biostime International Holdings Ltd. (China)	49,714,626
201,637	GlaxoSmithKline Consumer Healthcare Ltd. (India)	14,471,705
9,072,093	Standard Foods Corp. (Taiwan)	28,308,912
4,287,565	Ulker Biskuvi Sanayi A.S. (Turkey)	30,326,193

		140,012,256

	Pharmaceuticals 1.3%
83,075,226	CFR Pharmaceuticals S.A. (Chile)	18,709,792
397,362	IPCA Laboratories Ltd. (India)	4,667,100

		23,376,892

	Real Estate Operating Companies 2.3%
1,816,900	Iguatemi Empresa de Shopping Centers S.A. (Brazil)	17,119,303
12,915,807	Parque Arauco S.A. (Chile)	23,846,511

		40,965,814

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Regional Banks 2.0%
4,854,281	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	$28,720,267
443,333	TCS Group Holding plc GDR* (Russia)	6,960,328

		35,680,595

	Restaurants 2.1%
854,970	Jubilant Foodworks Ltd.* (India)	17,664,727
1,156,401	Wowprime Corp. (Taiwan)	19,206,418

		36,871,145

	Retail REITs 0.9%
38,523,928	CapitaMalls Malaysia Trust (Malaysia)	16,465,730

	Soft Drinks 0.8%
6,791,929	Organizacion Cultiba S.A.B. de C.V. (Mexico)	13,688,596

	Specialized Finance 1.9%
12,536,620	Chailease Holding Co. Ltd. (Taiwan)	32,978,375

	Specialty Stores 2.7%
40,592,123	Sa Sa International Holdings Ltd. (China)	47,640,879

	Trading Companies & Distributors 0.8%
604,087	iMarketKorea, Inc.* (Korea)	14,757,897

	Wireless Telecommunication Services 1.2%
45,955,013	PT Tower Bersama Infrastructure Tbk* (Indonesia)	21,931,676

	Total Common Stocks (cost $1,597,323,059)	1,762,369,149

	PREFERRED STOCKS 0.7%

	Construction & Farm Machinery & Heavy Trucks 0.7%
5,344,630	Marcopolo S.A. Pfd. (Brazil)	11,563,396

	Total Preferred Stocks (cost $8,898,972)	11,563,396

	RIGHTS 0.0%

	Health Care Facilities 0.0%
741,612	KPJ Healthcare Berhad expiring 1/13/14* (Malaysia)	466,408

	Total Rights (cost $ — )	466,408

	Total Investments (cost $1,606,222,031) 99.8%§	1,774,398,953
	Other Assets less Liabilities 0.2%	3,304,708

	NET ASSETS 100.0%	$1,777,703,661

*Non-income producing.

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 27.38%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

NVDR Non-Voting Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	5.2
Chile	3.9
China	8.2
Colombia	1.9
India	10.7
Indonesia	4.7
Korea	9.5
Malaysia	4.2
Mexico	5.2
Nigeria	0.9
Peru	3.0
Philippines	4.7
Poland	1.8
Russia	4.2
South Africa	4.7
Taiwan	15.8
Thailand	6.2
Turkey	5.2

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 88.2%

	Advertising 0.0%
110,600	Scan Group Ltd. (Kenya)	$61,516

	Air Freight & Logistics 1.3%
3,689,401	Agility Public Warehousing Co. KSC (Kuwait)	9,014,471
3,288,909	Aramex PJSC (United Arab Emirates)	2,722,103

		11,736,574

	Apparel Retail 0.5%
312,490	Mr Price Group Ltd. (South Africa)	4,858,944

	Automotive Retail 0.6%
216,941	Kolao Holdings* (Korea)	5,571,246

	Brewers 13.8%
79,340	Brasseries Maroc (Morocco)	21,478,967
1,321,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	4,915,406
5,599,954	Delta Corp. Ltd. (Zimbabwe)	7,845,535
8,175,632	East African Breweries Ltd. (Kenya)	27,473,155
1,076,400	Florida Ice & Farm Co. S.A. (Costa Rica)	3,402,627
262,581	Guinness Anchor Berhad (Malaysia)	1,282,643
1,074,765	Guinness Ghana Breweries Ltd. (Ghana)	2,817,566
10,748,081	Guinness Nigeria plc (Nigeria)	15,858,375
2,256,243	Lion Brewery Ceylon plc (Sri Lanka)	6,149,470
5,600	Namibia Breweries Ltd.*** (Namibia)	8,626
23,844,906	Nigerian Breweries plc (Nigeria)	25,030,070
243,570	SABMiller plc (United Kingdom)	12,322,484
6,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	29,645

		128,614,569

	Building Products 0.8%
5,090,455	Al Anwar Ceramic Tile Co. (Oman)	7,668,737

	Casinos & Gaming 0.9%
8,261,289	NagaCorp Ltd. (Cambodia)	8,726,264

	Commodity Chemicals 0.2%
123,150	Berger Paints Bangladesh Ltd. (Bangladesh)	1,427,091
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	157,371

		1,584,462

	Construction & Engineering 0.5%
1,103,850	Grana y Montero S.A. (Peru)	4,696,898

	Construction Materials 3.8%
1,896,460	Bamburi Cement Co. Ltd. (Kenya)	4,614,792
3,198,940	Kohat Cement Co. Ltd. (Pakistan)	2,986,225
12,381,327	Lafarge Cement WAPCO Nigeria plc (Nigeria)	8,901,861
8,926,976	Lafarge Republic, Inc. (Philippines)	1,770,008
5,915,100	Lucky Cement Ltd. (Pakistan)	16,870,082

		35,142,968

	Consumer Finance 0.3%
10,963,288	Letshego Holdings Ltd. (Botswana)	2,895,936

	Department Stores 0.2%
2,951,376	Parkson Retail Asia Ltd. (Malaysia)	2,268,041

	Distillers & Vintners 1.7%
646,850	Distell Group Ltd. (South Africa)	9,091,097
4,230,100	Distilleries Co. of Sri Lanka plc (Sri Lanka)	6,306,342

		15,397,439

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Diversified Banks 15.9%
8,496,051	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	$15,035,211
141,150	Attijariwafa Bank (Morocco)	5,273,630
545,120	Bancolombia S.A. (Colombia)	6,727,854
156,300	Bank Audi SAL (Lebanon)	965,934
10,426,300	Barclays Bank of Kenya Ltd. (Kenya)	2,150,500
985,588	BBVA Banco Continental S.A. (Peru)	1,797,296
86,294	BLOM Bank SAL (Lebanon)	711,925
4,578,100	CAL Bank Ltd. (Ghana)	1,877,699
15,136,477	Commercial Bank of Ceylon plc (Sri Lanka)	14,013,971
447,555	Doha Bank QSC (Qatar)	7,153,014
17,623,600	Equity Bank Ltd. (Kenya)	6,279,556
2,629,747	First Gulf Bank PJSC (United Arab Emirates)	13,460,181
497,000	Ghana Commercial Bank Ltd. (Ghana)	1,019,218
1,453,567	Guaranty Trust Bank plc GDR (Nigeria)	11,919,249
22,994,995	Kenya Commercial Bank Ltd. (Kenya)	12,656,573
2,878,825	MCB Bank Ltd. (Pakistan)	7,666,741
4,176,007	National Bank of Ras Al-Khaimah (United Arab Emirates)	8,117,803
185,657	Qatar National Bank SAQ (Qatar)	8,769,190
126,092,227	Stanbic Bank Uganda Ltd. (Uganda)	1,499,313
127,734,339	Zenith Bank plc (Nigeria)	21,777,527

		148,872,385

	Diversified Chemicals 0.6%
281,143	Omnia Holdings Ltd. (South Africa)	5,391,656

	Food Retail 1.9%
1,500,000	Cargills Ceylon plc (Sri Lanka)	1,685,780
6,803,700	OK Zimbabwe (Zimbabwe)	1,360,740
1,354,745	Philippine Seven Corp. (Philippines)	3,029,537
720,134	Shoprite Holdings Ltd. (South Africa)	11,215,230

		17,291,287

	Footwear 0.4%
49,400	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	437,264
709,840	Forus S.A. (Chile)	3,579,933

		4,017,197

	Health Care Facilities 0.8%
273,000	Al Noor Hospitals Group plc* (United Kingdom)	4,058,718
453,536	NMC Health plc (United Arab Emirates)	3,291,371

		7,350,089

	Household Appliances 0.0%
62,812	Singer Bangladesh Ltd. (Bangladesh)	151,303

	Household Products 2.1%
1,011,807	Unilever Ghana Ltd. (Ghana)	7,833,482
34,092,516	Unilever Nigeria plc (Nigeria)	11,499,164

		19,332,646

	Hypermarkets & Super Centers 1.4%
116,994	PriceSmart, Inc. (Costa Rica)	13,517,487

	Industrial Conglomerates 0.3%
3,684,458	Innscor Africa Ltd. (Zimbabwe)	2,947,566

	Industrial Gases 0.1%
71,000	Linde Bangladesh Ltd. (Bangladesh)	571,025

	Marine Ports & Services 1.5%
603,238	DP World Ltd. (United Arab Emirates)	10,683,345
1,619,398	International Container Terminal Services, Inc. (Philippines)	3,727,969

		14,411,314

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 0.7%
1,414,610	Pakistan Oilfields Ltd. (Pakistan)	$6,695,377

	Oil & Gas Refining & Marketing 1.0%
4,648,287	Chevron Lubricants Lanka plc (Sri Lanka)	9,506,244

	Packaged Foods & Meats 20.2%
10,448,645	Agthia Group PJSC (United Arab Emirates)	12,573,649
1,633,633	Alicorp S.A. (Peru)	5,108,206
40,423,703	Cadbury Nigeria plc (Nigeria)	14,845,191
15,581	Centrale Laitiere (Morocco)	2,767,529
6,651,700	Dairibord Holdings Ltd. (Zimbabwe)	997,755
104,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,501,054
4,289,355	Engro Foods Ltd.* (Pakistan)	4,272,841
1,295,986	FAN Milk Ltd. (Ghana)	3,627,665
2,001,500	Grupo Herdez S.A.B. de C.V. (Mexico)	7,098,992
420,877	Grupo Nutresa S.A. (Colombia)	5,765,797
7,681,346	Juhayna Food Industries (Egypt)	17,189,907
815,075	Kinh Do Corp. (Vietnam)	1,970,553
5,649	Ledo dd (Croatia)	8,407,329
517,172	National Foods Holdings* (Zimbabwe)	1,034,344
311,631	Nestlé Lanka plc (Sri Lanka)	5,003,250
74,400	Nestlé Malaysia Berhad (Malaysia)	1,544,558
4,576,408	Nestlé Nigeria plc (Nigeria)	34,343,231
21,076	Nestlé Pakistan Ltd. (Pakistan)	1,512,656
4,496,250	Olympic Industries Ltd. (Bangladesh)	8,539,199
4,242,500	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	3,562,440
928,714	Ulker Biskuvi Sanayi A.S. (Turkey)	6,568,847
3,293,970	Universal Robina Corp. (Philippines)	8,414,469
4,914,897	Viet Nam Dairy Products JSC (Vietnam)	31,453,477
29,000	Vinacafe Bien Hoa JSC (Vietnam)	186,964

		188,289,903

	Personal Products 0.2%
25,907	Colgate-Palmolive Pakistan Ltd. (Pakistan)	407,587
160,650	Marico Bangladesh Ltd. (Bangladesh)	1,572,059

		1,979,646

	Pharmaceuticals 4.0%
2,024,735	Abbott Laboratories Pakistan Ltd. (Pakistan)	7,564,246
548,470	DHG Pharmaceutical JSC (Vietnam)	2,964,000
333,900	Egyptian International Pharmaceutical Industrial Co. (Egypt)	2,083,106
10,526,421	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	4,540,280
1,685,500	GlaxoSmithKline Pakistan Ltd. (Pakistan)	2,171,066
6,721,150	Square Pharmaceuticals Ltd. (Bangladesh)	16,453,869
300,000	Traphaco JSC (Vietnam)	1,201,706

		36,978,273

	Publishing 0.3%
743,422	Nation Media Group Ltd. (Kenya)	2,704,919

	Restaurants 2.0%
2,126,854	Kuwait Foods Americana (Kuwait)	18,979,009

	Soft Drinks 1.0%
241,909	Coca-Cola Icecek A.S. (Turkey)	5,825,403
36,456,973	Pepsi-Cola Products Philippines, Inc. (Philippines)	3,707,717

		9,533,120

	Specialty Chemicals 0.0%
863,988	Chemical and Allied Products plc (Nigeria)	261,978

	Tobacco 3.5%
598,500	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	12,325,044
1,103,641	British American Tobacco Kenya Ltd. (Kenya)	7,673,055
1,217,442	Ceylon Tobacco Co. plc (Sri Lanka)	11,065,878
263,645	Pakistan Tobacco Co. Ltd. (Pakistan)	1,403,901

		32,467,878

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Wireless Telecommunication Services 5.7%
7,131,421	Econet Wireless Zimbabwe Ltd.* (Zimbabwe)	$4,278,853
836,640	MTN Group Ltd. (South Africa)	17,242,069
253,590,700	Safaricom Ltd. (Kenya)	32,029,416

		53,550,338

	Total Common Stocks (cost $740,662,998)	824,024,234

	PARTICIPATION NOTES 6.6%

	Building Products 0.5%
145,295	Saudi Ceramic, HSBC Bank 4/13/15, Series 0001 (Saudi Arabia)	4,319,587

	Diversified Banks 0.8%
390,666	Al Rajhi Bank, HSBC Bank 8/22/16, Series 0000 (Saudi Arabia)	7,604,052

	Health Care Facilities 1.4%
520,064	Al Mouwasat Medical Services, HSBC Bank 4/13/15, Series 0002 (Saudi Arabia)	12,757,373

	Hypermarkets & Super Centers 0.9%
251,811	Abdullah Al Othaim Markets, HSBC Bank 8/13/14, Series 000E (Saudi Arabia)	8,375,908

	Office Services & Supplies 1.0%
226,252	Jarir Marketing Co., HSBC Bank 5/4/15, Series 000R (Saudi Arabia)	9,591,934

	Packaged Foods & Meats 0.9%
271,565	Halwani Bros Co., HSBC Bank 5/4/15, Series 000H (Saudi Arabia)	4,181,599
182,205	Saudi Dairy & Foodstuff Co., HSBC Bank 6/26/15, Series 0000 (Saudi Arabia)	4,190,212

		8,371,811

	Restaurants 0.7%
236,923	Herfy Food Services Co., HSBC Bank 10/8/15, Series 0000 (Saudi Arabia)	7,012,079

	Trucking 0.4%
182,826	United International Transportation, HSBC Bank 2/23/15, Series 0008 (Saudi Arabia)	3,497,651

	Total Participation Notes (cost $60,599,567)	61,530,395

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.9%

	Repurchase Agreement 5.9%
$54,804,357	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $56,115,000 of United States Treasury Notes 2.375% due 12/31/20; value: $55,904,569; repurchase proceeds: $54,804,357 (cost $54,804,357)	$54,804,357

	Total Short-Term Investments (cost $54,804,357)	54,804,357

	Total Investments (cost $856,066,922) 100.7%§	940,358,986
	Liabilities less Other Assets (0.7%)	(6,427,720)

	NET ASSETS 100.0%	$933,931,266

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.88%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	4.7
Botswana	0.3
Cambodia	1.0
Chile	0.4
Colombia	1.4
Costa Rica	1.9
Croatia	1.0
Egypt	2.2
Ghana	1.9
Indonesia	0.4
Kenya	10.8
Korea	0.6
Kuwait	3.2
Lebanon	0.2
Malaysia	1.3
Mexico	0.8
Morocco	3.3
Namibia	<0.1
Nigeria	16.8
Oman	0.9
Pakistan	5.8
Peru	1.3
Philippines	2.3
Qatar	1.8
Saudi Arabia	6.9
South Africa	5.4
Sri Lanka	6.1
Turkey	1.4
Uganda	0.2
United Arab Emirates	7.4
United Kingdom	1.9
Vietnam	4.3
Zimbabwe	2.1

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 99.9%

	Airlines 1.0%
22,909	Allegiant Travel Co.	$2,415,525

	Apparel Retail 0.6%
87,240	Mr Price Group Ltd. (South Africa)	1,356,505

	Apparel, Accessories & Luxury Goods 1.9%
113,200	Salvatore Ferragamo Italia S.p.A. (Italy)	4,312,757

	Application Software 2.0%
570,175	Diligent Board Member Services, Inc.* (New Zealand)	1,784,573
18,967	Ultimate Software Group, Inc.*	2,906,124

		4,690,697

	Asset Management & Custody Banks 1.6%
9,065	Affiliated Managers Group, Inc.*	1,966,017
49,871	SEI Investments Co.	1,732,020

		3,698,037

	Biotechnology 2.4%
481,201	Abcam plc (United Kingdom)	3,913,810
40,000	Seattle Genetics, Inc.*	1,595,600

		5,509,410

	Casinos & Gaming 1.2%
2,596,800	NagaCorp Ltd. (Cambodia)	2,742,957

	Construction & Engineering 1.7%
331,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	3,967,249

	Construction Materials 1.7%
382,300	Cemex Latam Holdings S.A.* (Colombia)	2,931,627
641,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,055,894

		3,987,521

	Consumer Finance 3.4%
96,131	DFC Global Corp.*	1,100,700
671,044	Mahindra & Mahindra Financial Services Ltd. (India)	3,470,487
61,464	Portfolio Recovery Associates, Inc.*	3,247,758

		7,818,945

	Data Processing & Outsourced Services 5.6%
81,700	GMO Payment Gateway, Inc. (Japan)	3,251,920
42,139	Syntel, Inc.*	3,832,542
145,491	Wirecard AG (Germany)	5,767,874

		12,852,336

	Diversified Banks 0.9%
310,800	IndusInd Bank Ltd. (India)	2,110,857

	Diversified Support Services 1.6%
103,642	Copart, Inc.*	3,798,479

	Drug Retail 1.4%
29,100	Cosmos Pharmaceutical Corp. (Japan)	3,159,097

	Electrical Components & Equipment 0.8%
47,338	Polypore International, Inc.*	1,841,448

	Electronic Equipment & Instruments 1.4%
107,013	Oxford Instruments plc (United Kingdom)	3,132,311

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 1.4%
42,853	IPG Photonics Corp.*	$3,325,821

	Environmental & Facilities Services 0.8%
64,819	Tetra Tech, Inc.*	1,813,636

	Health Care Equipment 1.0%
143,691	Elekta AB, Class B (Sweden)	2,200,118

	Health Care Facilities 1.9%
45,485	Ensign Group, Inc. (The)	2,013,621
587,735	Life Healthcare Group Holdings Ltd. (South Africa)	2,336,317

		4,349,938

	Health Care Services 2.5%
23,160	Catamaran Corp.* (Canada)	1,099,637
47,504	CorVel Corp.*	2,218,437
40,450	IPC The Hospitalist Co., Inc.*	2,402,325

		5,720,399

	Health Care Technology 0.9%
15,196	athenahealth, Inc.*	2,043,862

	Household Products 1.5%
69,400	Pigeon Corp. (Japan)	3,367,627

	Hypermarkets & Super Centers 1.5%
29,100	PriceSmart, Inc. (Costa Rica)	3,362,214

	Industrial Machinery 3.4%
31,170	Graco, Inc.	2,435,000
25,396	IDEX Corp.	1,875,495
74,000	Rotork plc (United Kingdom)	3,518,077

		7,828,572

	Internet Retail 5.4%
65,316	Ctrip.com International Ltd. ADR* (China)	3,240,980
163,054	MakeMyTrip Ltd.* (India)	3,140,420
106,587	Start Today Co. Ltd. (Japan)	2,651,723
74,376	Yoox S.p.A.* (Italy)	3,339,998

		12,373,121

	Internet Software & Services 5.8%
206,000	carsales.com Ltd. (Australia)	1,875,267
88,496	Envestnet, Inc.*	3,566,389
60,983	SouFun Holdings Ltd. ADR (China)	5,025,609
24,395	SPS Commerce, Inc.*	1,592,993
20,415	Vistaprint N.V.*	1,160,593

		13,220,851

	IT Consulting & Other Services 1.2%
130,425	HCL Technologies Ltd. (India)	2,668,805

	Leisure Facilities 0.8%
40,380	Life Time Fitness, Inc.*	1,897,860

	Leisure Products 1.4%
454,000	Merida Industry Co. Ltd. (Taiwan)	3,297,968

	Life & Health Insurance 0.8%
236,465	Discovery Ltd. (South Africa)	1,897,469

	Life Sciences Tools & Services 2.7%
41,835	Covance, Inc.*	3,683,990
63,979	Fluidigm Corp.*	2,451,675

		6,135,665

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Marine Ports & Services 1.7%
1,749,866	International Container Terminal Services, Inc. (Philippines)	$4,028,316

	Oil & Gas Drilling 1.6%
83,164	Eurasia Drilling Co. Ltd. GDR (Russia)	3,742,380

	Oil & Gas Equipment & Services 1.9%
6,900	Core Laboratories N.V.	1,317,555
38,818	ShawCor Ltd. (Canada)	1,551,260
60,900	TGS-NOPEC Geophysical Co. ASA (Norway)	1,617,948

		4,486,763

	Oil & Gas Exploration & Production 2.3%
676,266	Afren plc* (Nigeria)	1,895,439
202,252	Gran Tierra Energy, Inc.* (Colombia)	1,478,462
144,133	Nostrum Oil & Gas L.P. GDR (Kazakhstan)	1,873,729

		5,247,630

	Packaged Foods & Meats 5.5%
512,330	Biostime International Holdings Ltd. (China)	4,559,272
146,500	Calbee, Inc. (Japan)	3,559,646
33,629	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,413,590
314,000	Viet Nam Dairy Products JSC (Vietnam)	2,009,481

		12,541,989

	Personal Products 1.2%
34,818	Herbalife Ltd.	2,740,177

	Pharmaceuticals 5.5%
350,995	IPCA Laboratories Ltd. (India)	4,122,510
419,930	Lupin Ltd. (India)	6,155,873
41,737	Questcor Pharmaceuticals, Inc.	2,272,580

		12,550,963

	Publishing 1.4%
72,260	Rightmove plc (United Kingdom)	3,279,747

	Regional Banks 1.1%
23,037	Signature Bank*	2,474,635

	Research & Consulting Services 1.2%
22,546	IHS, Inc., Class A*	2,698,756

	Restaurants 1.3%
348,114	Domino’s Pizza Group plc (United Kingdom)	2,958,221

	Semiconductors 2.4%
25,241	Hittite Microwave Corp.*	1,558,127
43,000	Microchip Technology, Inc.	1,924,250
34,818	Power Integrations, Inc.	1,943,541

		5,425,918

	Soft Drinks 1.4%
134,047	Coca-Cola Icecek A.S. (Turkey)	3,227,982

	Specialty Stores 2.8%
34,618	Hibbett Sports, Inc.*	2,326,676
3,466,300	Sa Sa International Holdings Ltd. (China)	4,068,217

		6,394,893

	Trading Companies & Distributors 2.3%
130,835	MonotaRO Co. Ltd. (Japan)	2,665,103
33,870	MSC Industrial Direct Co., Inc., Class A	2,739,067

		5,404,170

	Trucking 3.3%
26,700	J.B. Hunt Transport Services, Inc.	2,063,910
150,940	Knight Transportation, Inc.	2,768,240
51,352	Old Dominion Freight Line, Inc.*	2,722,683

		7,554,833

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Wireless Telecommunication Services 0.8%
3,884,500	PT Tower Bersama Infrastructure Tbk (Indonesia)	$1,853,848

	Total Common Stocks (cost $157,413,896)	229,509,278

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	400

	Total Warrants (cost $5,000)	400

	Total Investments (cost $157,418,896) 99.9%§	229,509,678
	Other Assets less Liabilities 0.1%	196,225

	NET ASSETS 100.0%	$229,705,903

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.65%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	0.8
Cambodia	1.2
Canada	1.2
China	7.4
Colombia	1.9
Costa Rica	1.5
Germany	2.5
India	10.5
Indonesia	1.3
Italy	3.3
Japan	8.1
Kazakhstan	0.8
Mexico	1.7
New Zealand	0.8
Nigeria	0.8
Norway	0.7
Philippines	1.8
Russia	1.6
South Africa	2.4
Sweden	1.0
Taiwan	1.4
Turkey	1.4
United Kingdom	7.3
United States	37.7
Vietnam	0.9

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 96.5%

	Aerospace & Defense 1.7%
13,403	TransDigm Group, Inc.	$2,158,151

	Air Freight & Logistics 3.2%
25,563	CH Robinson Worldwide, Inc.	1,491,345
61,612	Expeditors International of Washington, Inc.	2,726,331

		4,217,676

	Airlines 2.8%
80,449	Spirit Airlines, Inc.*	3,653,189

	Apparel Retail 3.8%
50,196	Ross Stores, Inc.	3,761,186
31,343	Urban Outfitters, Inc.*	1,162,826

		4,924,012

	Application Software 1.9%
27,852	ANSYS, Inc.*	2,428,694

	Asset Management & Custody Banks 5.5%
23,786	Artisan Partners Asset Management, Inc.	1,550,609
122,361	SEI Investments Co.	4,249,598
16,961	T. Rowe Price Group, Inc.	1,420,823

		7,221,030

	Auto Parts & Equipment 1.0%
41,306	Gentex Corp.	1,362,685

	Automotive Retail 1.0%
10,016	O’Reilly Automotive, Inc.*	1,289,159

	Biotechnology 0.6%
18,621	Seattle Genetics, Inc.*	742,792

	Communications Equipment 0.9%
13,534	F5 Networks, Inc.*	1,229,699

	Data Processing & Outsourced Services 2.6%
13,141	Alliance Data Systems Corp.*	3,455,163

	Distributors 3.6%
140,825	LKQ Corp.*	4,633,143

	Diversified Chemicals 1.9%
32,902	FMC Corp.	2,482,785

	Diversified Support Services 4.3%
153,189	Copart, Inc.*	5,614,377

	Electronic Components 4.1%
59,169	Amphenol Corp., Class A	5,276,691

	Electronic Manufacturing Services 1.8%
29,968	IPG Photonics Corp.*	2,325,816

	Health Care Equipment 2.3%
47,421	St. Jude Medical, Inc.	2,937,731

	Health Care Services 2.9%
78,519	Catamaran Corp.* (Canada)	3,728,082

	Health Care Supplies 1.0%
23,003	Align Technology, Inc.*	1,314,621

	Industrial Machinery 2.6%
45,487	IDEX Corp.	3,359,215

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	IT Consulting & Other Services 5.0%
63,876	Cognizant Technology Solutions Corp., Class A*	$6,450,199

	Leisure Facilities 0.9%
24,556	Life Time Fitness, Inc.*	1,154,132

	Life Sciences Tools & Services 3.5%
51,900	Covance, Inc.*	4,570,314

	Oil & Gas Equipment & Services 4.6%
24,539	CARBO Ceramics, Inc.	2,859,529
16,386	Core Laboratories N.V.	3,128,907

		5,988,436

	Oil & Gas Exploration & Production 2.5%
151,310	Ultra Petroleum Corp.*	3,275,862

	Personal Products 2.9%
19,129	Herbalife Ltd.	1,505,452
16,432	Nu Skin Enterprises, Inc., Class A	2,271,231

		3,776,683

	Pharmaceuticals 1.3%
31,953	Questcor Pharmaceuticals, Inc.	1,739,841

	Regional Banks 2.2%
26,587	Signature Bank*	2,855,976

	Research & Consulting Services 3.9%
42,552	IHS, Inc., Class A*	5,093,474

	Restaurants 2.6%
57,487	Tim Hortons, Inc. (Canada)	3,356,091

	Semiconductors 6.3%
36,326	Linear Technology Corp.	1,654,649
110,400	Microchip Technology, Inc.	4,940,400
37,261	Silicon Laboratories, Inc.*	1,613,774

		8,208,823

	Specialized Finance 4.1%
17,595	IntercontinentalExchange Group, Inc.	3,957,468
491,951	Power Finance Corp. Ltd. (India)	1,328,200

		5,285,668

	Specialty Stores 1.2%
26,119	GNC Holdings, Inc., Class A	1,526,656

	Technology Distributors 0.9%
52,048	CDW Corp.	1,215,841

	Trading Companies & Distributors 3.3%
53,106	MSC Industrial Direct Co., Inc., Class A	4,294,682

	Trucking 1.8%
30,703	J.B. Hunt Transport Services, Inc.	2,373,342

	Total Common Stocks (cost $74,907,183)	125,520,731

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.6%

	Repurchase Agreement 3.6%
$4,695,051	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $4,810,000 of United States Treasury Notes 2.375% due 12/31/20; value: $4,791,963; repurchase proceeds: $4,695,051 (cost $4,695,051)	$4,695,051

	Total Short-Term Investments (cost $4,695,051)	4,695,051

	Total Investments (cost $79,602,234) 100.1%	130,215,782
	Liabilities less Other Assets (0.1%)	(131,154)

	NET ASSETS 100.0%	$130,084,628

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	5.6
India	1.1
United States	93.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 96.2%

	Apparel Retail 0.8%
310,233	United Arrows Ltd. (Japan)	$11,614,988

	Apparel, Accessories & Luxury Goods 2.2%
853,766	Salvatore Ferragamo Italia S.p.A. (Italy)	32,527,258

	Application Software 3.7%
404,305	Aveva Group plc (United Kingdom)	14,492,995
811,692	Computer Modelling Group Ltd. (Canada)	20,319,025
4,104,359	Diligent Board Member Services, Inc.* (New Zealand)	12,846,109
1,236,211	Fusionex International plc (United Kingdom)	7,883,973

		55,542,102

	Asset Management & Custody Banks 1.1%
10,927,014	ARA Asset Management Ltd. (Singapore)	16,101,601

	Biotechnology 2.5%
4,680,288	Abcam plc (United Kingdom)	38,066,754

	Brewers 1.0%
108,257	Royal UNIBREW A/S (Denmark)	14,715,922

	Casinos & Gaming 3.6%
8,878,551	Melco International Development Ltd. (China)	32,692,250
19,257,249	NagaCorp Ltd. (Cambodia)	20,341,115

		53,033,365

	Commodity Chemicals 1.0%
526,255	Tikkurila Oyj (Finland)	14,437,847

	Construction Materials 2.2%
2,625,819	Cemex Latam Holdings S.A.* (Colombia)	20,135,814
7,584,016	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	12,492,850

		32,628,664

	Consumer Finance 1.1%
3,210,447	Mahindra & Mahindra Financial Services Ltd. (India)	16,603,702

	Data Processing & Outsourced Services 4.2%
480,064	GMO Payment Gateway, Inc. (Japan)	19,108,077
1,097,329	Wirecard AG (Germany)	43,502,723

		62,610,800

	Diversified Support Services 0.9%
803,936	NAC Co. Ltd. (Japan)	12,714,987

	Drug Retail 2.0%
272,916	Cosmos Pharmaceutical Corp. (Japan)	29,627,773

	Electronic Equipment & Instruments 6.1%
477,075	Axis Communications AB (Sweden)	16,599,759
1,366,580	Halma plc (United Kingdom)	13,661,680
691,853	LPKF Laser & Electronics AG (Germany)	17,723,946
1,035,538	Oxford Instruments plc (United Kingdom)	30,310,588
410,935	Renishaw plc (United Kingdom)	13,239,894

		91,535,867

	General Merchandise Stores 1.2%
437,383	Seria Co. Ltd. (Japan)	17,591,977

	Gold 0.5%
600,345	Alamos Gold, Inc. (Canada)	7,268,523

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Health Care Equipment 1.4%
1,350,892	Elekta AB, Class B (Sweden)	$20,684,124

	Health Care Supplies 0.6%
51,029	Sartorius Stedim Biotech (France)	8,567,316

	Health Care Technology 1.9%
625,791	EMIS Group plc (United Kingdom)	6,740,645
8,841	M3, Inc. (Japan)	22,152,669

		28,893,314

	Household Products 2.7%
816,672	Pigeon Corp. (Japan)	39,628,915

	Human Resource & Employment Services 0.9%
89,903	51job, Inc. ADR* (China)	7,003,444
568,000	Seek Ltd. (Australia)	6,804,540

		13,807,984

	Hypermarkets & Super Centers 0.6%
82,478	PriceSmart, Inc. (Costa Rica)	9,529,508

	Industrial Machinery 2.2%
691,224	Rotork plc (United Kingdom)	32,861,886

	Internet Retail 6.7%
197,921	ASOS plc* (United Kingdom)	20,077,925
267,300	Oisix, Inc.* (Japan)	11,194,823
1,314,514	Start Today Co. Ltd. (Japan)	32,703,117
87,876	Vipshop Holdings Ltd. ADR* (China)	7,353,464
1,673,402	Webjet Ltd. (Australia)	4,738,940
544,769	Yoox S.p.A.* (Italy)	24,463,904

		100,532,173

	Internet Software & Services 5.0%
1,324,126	carsales.com Ltd. (Australia)	12,053,833
1,112,920	Infomart Corp. (Japan)	19,860,563
1,228,925	Kakaku.com, Inc. (Japan)	21,599,077
254,956	SouFun Holdings Ltd. ADR (China)	21,010,924

		74,524,397

	Leisure Products 1.6%
3,332,406	Merida Industry Co. Ltd. (Taiwan)	24,207,422

	Life & Health Insurance 1.0%
1,827,333	Discovery Ltd. (South Africa)	14,663,087

	Marine Ports & Services 1.6%
10,143,068	International Container Terminal Services, Inc. (Philippines)	23,350,063

	Movies & Entertainment 1.4%
419,530	CTS Eventim AG (Germany)	21,296,714

	Multi-Sector Holdings 1.5%
19,982,426	First Pacific Co. Ltd. (Hong Kong)	22,730,731

	Oil & Gas Drilling 1.8%
586,309	Eurasia Drilling Co. Ltd. GDR (Russia)	26,383,905

	Oil & Gas Equipment & Services 4.8%
130,290	Dril-Quip, Inc.*	14,322,780
146,814	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	16,313,301
461,719	ShawCor Ltd. (Canada)	18,451,386
828,358	TGS-NOPEC Geophysical Co. ASA (Norway)	22,007,230

		71,094,697

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 3.0%
4,818,940	Afren plc* (Nigeria)	$13,506,526
1,119,797	Caracal Energy, Inc.* (Canada)	8,198,858
1,449,027	Gran Tierra Energy, Inc.* (Colombia)	10,592,387
933,267	Nostrum Oil & Gas L.P. GDR (Kazakhstan)	12,132,471

		44,430,242

	Packaged Foods & Meats 4.9%
1,231,000	Calbee, Inc. (Japan)	29,910,749
2,685,990	Super Group Ltd. (Singapore)	8,086,165
22,297,280	Vitasoy International Holdings Ltd. (Hong Kong)	34,508,791

		72,505,705

	Pharmaceuticals 1.2%
281,920	Sawai Pharmaceutical Co. Ltd. (Japan)	18,213,097

	Property & Casualty Insurance 1.2%
7,139,891	Qualitas Controladora S.A.B. de C.V.** (Mexico)	17,311,469

	Publishing 2.2%
735,984	Rightmove plc (United Kingdom)	33,404,941

	Real Estate Operating Companies 0.7%
523,275	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	11,059,688

	Research & Consulting Services 2.6%
270,239	DKSH Holding AG (Switzerland)	21,065,300
271,402	Nihon M&A Center, Inc. (Japan)	18,350,511

		39,415,811

	Restaurants 2.7%
1,585,447	Domino’s Pizza Enterprises Ltd. (Australia)	22,902,528
2,051,281	Domino’s Pizza Group plc (United Kingdom)	17,431,482

		40,334,010

	Soft Drinks 1.3%
815,742	Coca-Cola Icecek A.S. (Turkey)	19,643,857

	Specialty Chemicals 2.1%
394,161	Chr Hansen Holding A/S (Denmark)	15,648,985
209,006	Hexpol AB (Sweden)	15,678,162

		31,327,147

	Specialty Stores 2.1%
27,095,707	Sa Sa International Holdings Ltd. (China)	31,800,832

	Thrifts & Mortgage Finance 0.7%
2,391,588	Gruh Finance Ltd. (India)	9,751,168

	Trading Companies & Distributors 1.7%
928,794	AddTech AB, Class B (Sweden)	15,210,202
525,136	MonotaRO Co. Ltd. (Japan)	10,696,998

		25,907,200

	Total Common Stocks (cost $1,138,538,070)	1,434,483,533

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$50,610,461	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $52,880,000 of United States Treasury Notes 2.000% due 11/30/20; value: $51,624,100; repurchase proceeds: $50,610,461 (cost $50,610,461)	$50,610,461

	Total Short-Term Investments (cost $50,610,461)	50,610,461

	Total Investments (cost $1,189,148,531) 99.6%§	1,485,093,994
	Other Assets less Liabilities 0.4%	6,568,795

	NET ASSETS 100.0%	$1,491,662,789

*Non-income producing.

**Common units.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 44.18%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.2
Austria	1.1
Brazil	0.8
Cambodia	1.4
Canada	3.8
China	7.0
Colombia	2.1
Costa Rica	0.7
Denmark	2.1
Finland	1.0
France	0.6
Germany	5.8
Hong Kong	4.0
India	1.8
Indonesia	0.9
Italy	4.0
Japan	22.0
Kazakhstan	0.8
Mexico	1.2
New Zealand	0.9
Nigeria	0.9
Norway	1.5
Philippines	1.6
Russia	1.8
Singapore	1.7
South Africa	1.0
Sweden	4.8
Switzerland	1.5
Taiwan	1.7
Turkey	1.4
United Kingdom	15.9
United States	1.0

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 97.9%

	Apparel Retail 3.0%
804,622	Apranga PVA (Lithuania)	$2,882,487
2,247,700	Giordano International Ltd. (Hong Kong)	2,008,946
8,321,590	Padini Holdings Berhad (Malaysia)	4,598,406

		9,489,839

	Apparel, Accessories & Luxury Goods 2.2%
132,987	Delta-Galil Industries Ltd. (Israel)	3,475,546
91,793	Ted Baker plc (United Kingdom)	3,482,065

		6,957,611

	Application Software 3.3%
163,000	Computer Modelling Group Ltd. (Canada)	4,080,367
165,375	Linx S.A. (Brazil)	3,358,320
1,539,295	Technology One Ltd. (Australia)	3,149,046

		10,587,733

	Auto Parts & Equipment 0.5%
51,361	WABCO India Ltd. (India)	1,702,208

	Biotechnology 1.0%
384,178	Abcam plc (United Kingdom)	3,124,682

	Brewers 6.2%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,347,869
4,356,101	International Breweries plc (Nigeria)	776,173
194,166	Olvi Oyj, Class A (Finland)	7,651,409
54,247	Royal UNIBREW A/S (Denmark)	7,374,069
1,779,198	Turk Tuborg Bira ve Malt Sanayii AS* (Turkey)	2,632,783

		19,782,303

	Building Products 1.5%
716,251	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,062,606
753,242	Kajaria Ceramics Ltd. (India)	3,807,918

		4,870,524

	Commodity Chemicals 4.3%
1,224,627	Berger Paints India Ltd. (India)	4,444,730
134,965	Sniezka S.A. (Poland)	2,013,334
250,857	Supreme Industries Ltd. (India)	1,739,432
130,700	Tikkurila Oyj (Finland)	3,585,765
764,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	2,008,501

		13,791,762

	Communications Equipment 0.3%
37,569	Ituran Location and Control Ltd. (Israel)	820,192

	Computer & Electronics Retail 0.5%
292,708	Teknosa Ic Ve Dis Ticaret AS* (Turkey)	1,736,634

	Construction & Engineering 0.4%
17,300	Badger Daylighting Ltd. (Canada)	1,387,418

	Construction & Farm Machinery & Heavy Trucks 1.0%
41,645	Eicher Motors Ltd. (India)	3,349,509

	Construction Materials 0.7%
4,766,503	Diamond Building Products Public Co. Ltd. (Thailand)	1,145,934
45,522,071	PT Semen Baturaja* (Indonesia)	1,236,657

		2,382,591

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 2.9%
57,385	GMO Payment Gateway, Inc. (Japan)	$2,284,106
6,361,000	My EG Services Berhad (Malaysia)	5,165,703
49,380	Wirecard AG (Germany)	1,957,630

		9,407,439

	Department Stores 2.3%
1,921,057	Parkson Retail Asia Ltd. (Malaysia)	1,476,273
964,853	Poya Co. Ltd. (Taiwan)	6,037,716

		7,513,989

	Distillers & Vintners 0.6%
12,388	Capevin Holdings Ltd. (South Africa)	9,823
1,100,000	Watt’s Alimentos S.A. (Chile)	1,842,230

		1,852,053

	Diversified Banks 0.7%
4,170,000	EastWest Banking Corp.* (Philippines)	2,289,785

	Diversified Support Services 1.5%
206,939	NAC Co. Ltd. (Japan)	3,272,930
371,000	Vicom Ltd. (Singapore)	1,440,206

		4,713,136

	Drug Retail 1.1%
60,900	Kusuri No Aoki Co. Ltd. (Japan)	3,406,101

	Electrical Components & Equipment 1.1%
648,140	Amara Raja Batteries Ltd. (India)	3,530,165

	Fertilizers & Agricultural Chemicals 0.5%
581,810	Rallis India Ltd. (India)	1,666,278

	Food Distributors 0.6%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	1,911,907

	Food Retail 5.8%
3,179,000	BreadTalk Group Ltd. (Singapore)	2,266,667
3,915,100	Convenience Retail Asia Ltd. (Hong Kong)	2,820,088
2,432,810	Philippine Seven Corp. (Philippines)	5,440,351
32,300,000	PT Sumber Alfaria Trijaya Tbk (Indonesia)	1,194,330
116,712	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	6,388,539
1,164,000	Sheng Siong Group Ltd. (Singapore)	562,519

		18,672,494

	Footwear 0.5%
97,195	Bata India Ltd. (India)	1,655,010

	General Merchandise Stores 1.5%
98,972	Seria Co. Ltd. (Japan)	3,980,752
104,000	Watts Co. Ltd. (Japan)	861,203

		4,841,955

	Health Care Facilities 1.4%
430,957	NMC Health plc (United Arab Emirates)	3,127,512
562,788	Raffles Medical Group Ltd. (Singapore)	1,386,627

		4,514,139

	Health Care Supplies 1.2%
138,500	St. Shine Optical Co. Ltd. (Taiwan)	3,954,687

	Home Improvement Retail 0.7%
139,513	Cashbuild Ltd. (South Africa)	2,053,512
1,000,000	PT Ace Hardware Indonesia Tbk (Indonesia)	48,548

		2,102,060

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Household Products 3.3%
7,450,700	DSG International Thailand Public Co. Ltd. (Thailand)	$2,312,755
167,524	Pigeon Corp. (Japan)	8,129,083

		10,441,838

	Industrial Machinery 2.1%
854,171	Howden Africa Holdings Ltd. (South Africa)	3,650,130
2,094,814	Sarin Technologies Ltd. (Israel)	3,070,236

		6,720,366

	Internet Retail 2.9%
1,268	Ikyu Corp. (Japan)	1,800,924
70,716	Oisix, Inc.* (Japan)	2,961,665
529,300	Webjet Ltd. (Australia)	1,498,935
68,969	Yoox S.p.A.* (Italy)	3,097,186

		9,358,710

	Internet Software & Services 2.4%
6,208	AuFeminin.com S.A.* (France)	282,186
242,950	Infomart Corp. (Japan)	4,335,553
169,633	iomart Group plc (United Kingdom)	744,643
202,000	PChome Online, Inc. (Taiwan)	1,619,877
7,290	XING AG (Germany)	750,731

		7,732,990

	IT Consulting & Other Services 1.7%
731,925	EOH Holdings Ltd. (South Africa)	5,595,172

	Metal & Glass Containers 0.8%
119,158	Winpak Ltd. (Canada)	2,517,675

	Multi-Line Insurance 0.9%
17,165,300	British-American Investments Co. Kenya Ltd. (Kenya)	2,963,650

	Office Services & Supplies 0.6%
92,804	Adel Kalemcilik Ticaret ve Sanayi A.S. (Turkey)	2,042,638

	Oil & Gas Refining & Marketing 1.8%
12,619	Hankook Shell Oil Co. Ltd. (Korea)	5,606,774

	Packaged Foods & Meats 15.3%
71,120	Agro Tech Foods Ltd. (India)	629,048
1,293,927	Cloetta AB, Class B* (Sweden)	3,913,537
1,326,560	Clover Industries Ltd. (South Africa)	2,292,711
2,853,500	Del Monte Pacific Ltd. (Singapore)	1,378,994
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	1,167,166
1,069,300	Grupo Herdez S.A.B. de C.V. (Mexico)	3,792,631
219,700	Hup Seng Industries Berhad (Malaysia)	430,613
1,616,290	Oldtown Berhad (Malaysia)	1,282,966
421,856	Petra Foods Ltd. (Singapore)	1,076,155
471,561	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	3,862,017
80,500	PT Ultrajaya Milk Industry & Trading Co. Tbk* (Indonesia)	29,815
55,700,962	RFM Corp. (Philippines)	6,984,325
957,277	Standard Foods Corp. (Taiwan)	2,987,124
575,800	Super Group Ltd. (Singapore)	1,733,444
2,363,435	TAT Konserve Sanayii A.S.* (Turkey)	2,727,463
214,315	Vigor Alimentos S.A. (Brazil)	810,750
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	5,793,108
19,788	Wawel S.A. (Poland)	8,145,208

		49,037,075

	Pharmaceuticals 0.5%
1,704,177	Lee’s Pharmaceutical Holdings Ltd. (China)	1,615,469

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Publishing 0.6%
526,000	Morningstar Japan KK (Japan)	$1,791,485

	Regional Banks 0.6%
345,400	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	2,043,553

	Research & Consulting Services 1.7%
81,525	Nihon M&A Center, Inc. (Japan)	5,512,212

	Restaurants 8.0%
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	1,155,364
381,125	Domino’s Pizza Enterprises Ltd. (Australia)	5,505,530
450,900	Fairwood Holdings Ltd. (Hong Kong)	923,480
696,953	Famous Brands Ltd. (South Africa)	6,337,801
208,300	Hiday Hidaka Corp. (Japan)	4,316,350
38,600	Monogatari Corp. (The) (Japan)	1,167,501
2,226,080	Spur Corp. Ltd. (South Africa)	6,339,693

		25,745,719

	Soft Drinks 3.2%
1,866,500	Corp. Lindley S.A. (Peru)	1,801,963
1,091,325	Hey Song Corp. (Taiwan)	1,281,607
65,981,632	Pepsi-Cola Products Philippines, Inc. (Philippines)	6,710,409
949,100	Power Root Berhad (Malaysia)	573,719

		10,367,698

	Specialty Chemicals 2.0%
107,601	Akzo Nobel India Ltd. (India)	1,492,724
5,017,000	Chemical and Allied Products plc (Nigeria)	1,521,253
673,719	DuluxGroup Ltd. (Australia)	3,226,007

		6,239,984

	Tires & Rubber 0.4%
199,183	Goodyear India Ltd. (India)	1,200,798

	Tobacco 0.8%
39,988	Godfrey Phillips India Ltd. (India)	1,682,140
3,589	Karelia Tobacco Co., Inc. S.A. (Greece)	890,367

		2,572,507

	Trading Companies & Distributors 1.0%
104,379	AddTech AB, Class B (Sweden)	1,709,341
33,727	Indutrade AB (Sweden)	1,409,939

		3,119,280

	Total Common Stocks (cost $244,771,918)	314,239,797

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.4%

	Repurchase Agreement 2.4%
$7,636,977	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $7,820,000 of United States Treasury Notes 2.375% due 12/31/20; value: $7,790,675; repurchase proceeds: $7,636,977 (cost $7,636,977)	$7,636,977

	Total Short-Term Investments (cost $7,636,977)	7,636,977

	Total Investments (cost $252,408,895) 100.3%§	321,876,774
	Liabilities less Other Assets (0.3%)	(827,603)

	NET ASSETS 100.0%	$321,049,171

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 28.80%. See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.3
Brazil	1.3
Canada	2.5
Chile	0.6
China	0.5
Denmark	2.3
Finland	3.6
France	0.1
Germany	0.9
Greece	0.3
Hong Kong	3.7
India	8.6
Indonesia	0.8
Israel	4.4
Italy	1.0
Japan	14.3
Kenya	0.9
Korea	1.8
Lithuania	0.9
Malaysia	5.1
Mexico	1.9
Nigeria	0.7
Peru	0.6
Philippines	6.8
Poland	3.2
Singapore	3.1
South Africa	8.4
Sweden	2.2
Taiwan	5.7
Thailand	2.1
Turkey	4.1
United Arab Emirates	1.0
United Kingdom	2.3

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 98.5%

	Aerospace & Defense 2.3%
149,008	L-3 Communications Holdings, Inc.	$15,922,995

	Automobile Manufacturers 2.2%
985,117	Ford Motor Co.	15,200,355

	Coal & Consumable Fuels 1.3%
455,396	Peabody Energy Corp.	8,893,884

	Communications Equipment 2.7%
840,376	Cisco Systems, Inc.	18,866,441

	Computer Hardware 3.7%
46,132	Apple, Inc.	25,885,126

	Department Stores 2.3%
298,195	Macy’s, Inc.	15,923,613

	Diversified Banks 3.5%
535,761	Wells Fargo & Co.	24,323,549

	Environmental & Facilities Services 3.0%
463,447	Waste Management, Inc.	20,794,867

	Fertilizers & Agricultural Chemicals 1.8%
381,538	Potash Corp. of Saskatchewan, Inc. (Canada)	12,575,492

	Gas Utilities 2.4%
403,487	UGI Corp.	16,728,571

	General Merchandise Stores 2.5%
282,059	Target Corp.	17,845,873

	Gold 1.1%
332,730	Newmont Mining Corp.	7,662,772

	Health Care Equipment 5.0%
462,709	Abbott Laboratories	17,735,636
297,276	Medtronic, Inc.	17,060,670

		34,796,306

	Hypermarkets & Super Centers 3.2%
283,572	Wal-Mart Stores, Inc.	22,314,281

	Integrated Oil & Gas 9.1%
192,414	Chevron Corp.	24,034,433
251,783	Occidental Petroleum Corp.	23,944,563
434,901	Suncor Energy, Inc. (Canada)	15,243,280

		63,222,276

	Integrated Telecommunication Services 2.2%
439,467	AT&T, Inc.	15,451,660

	Investment Banking & Brokerage 2.7%
106,179	Goldman Sachs Group, Inc. (The)	18,821,290

	Life & Health Insurance 2.2%
435,122	Unum Group	15,264,080

	Oil & Gas Equipment & Services 2.5%
216,975	National Oilwell Varco, Inc.	17,256,022

	Oil & Gas Exploration & Production 3.9%
216,311	Apache Corp.	18,589,767
1,445,589	Pengrowth Energy Corp. (Canada)	8,962,652

		27,552,419

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Other Diversified Financial Services 7.1%
465,011	Citigroup, Inc.	$24,231,723
432,734	JPMorgan Chase & Co.	25,306,285

		49,538,008

	Packaged Foods & Meats 2.6%
535,383	ConAgra Foods, Inc.	18,042,407

	Pharmaceuticals 8.1%
286,116	Johnson & Johnson	26,205,365
799,835	Pfizer, Inc.	24,498,946
110,198	Questcor Pharmaceuticals, Inc.	6,000,281

		56,704,592

	Property & Casualty Insurance 5.5%
403,915	Axis Capital Holdings Ltd.	19,214,236
212,842	Travelers Cos., Inc. (The)	19,270,715

		38,484,951

	Regional Banks 5.6%
1,850,089	First Niagara Financial Group, Inc.	19,647,945
249,517	PNC Financial Services Group, Inc.	19,357,529

		39,005,474

	Semiconductors 2.4%
643,283	Intel Corp.	16,699,627

	Specialized REITs 2.2%
320,159	EPR Properties	15,739,016

	Systems Software 5.4%
200,443	Check Point Software Technologies Ltd.* (Israel)	12,932,582
657,937	Microsoft Corp.	24,626,582

		37,559,164

	Total Common Stocks (cost $561,996,725)	687,075,111

	Total Investments (cost $561,996,725) 98.5%	687,075,111
	Other Assets less Liabilities 1.5%	10,633,762

	NET ASSETS 100.0%	$697,708,873

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Large Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Canada	5.3
Israel	1.9
United States	92.8

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 79.8%

	Advertising 2.1%
3,064,118	Interpublic Group of Cos., Inc. (The)‡	$54,234,889

	Airlines 1.4%
1,981,311	Southwest Airlines Co.	37,327,899

	Apparel Retail 0.5%
338,770	ANN, Inc.* ‡	12,385,431

	Automobile Manufacturers 3.1%
1,928,199	General Motors Co.* ‡	78,805,493

	Automotive Retail 0.5%
977,702	Pep Boys-Manny, Moe & Jack (The)*	11,869,302

	Communications Equipment 2.4%
1,416,622	Cisco Systems, Inc.‡	31,803,164
419,500	QUALCOMM, Inc.	31,147,875

		62,951,039

	Computer Hardware 5.8%
206,795	Apple, Inc. ‡	116,034,743
2,469,827	Silicon Graphics International Corp.* ‡‡	33,120,380

		149,155,123

	Construction & Engineering 0.8%
933,488	Aegion Corp.*	20,434,052

	Data Processing & Outsourced Services 1.7%
612,426	Convergys Corp.‡	12,891,567
468,607	Global Payments, Inc.	30,454,769

		43,346,336

	Diversified REITs 0.3%
1,002,851	Investors Real Estate Trust	8,604,462

	Diversified Support Services 2.7%
2,308,768	Iron Mountain, Inc.‡	70,071,109

	Environmental & Facilities Services 0.9%
722,352	Republic Services, Inc.‡	23,982,086

	Fertilizers & Agricultural Chemicals 2.9%
1,046,243	Mosaic Co. (The)‡	49,455,907
772,789	Potash Corp. of Saskatchewan, Inc. (Canada)	25,471,125

		74,927,032

	General Merchandise Stores 2.0%
824,910	Target Corp.‡	52,192,056

	Gold 0.8%
2,356,037	Yamana Gold, Inc. (Canada)	20,309,039

	Health Care Equipment 1.8%
173,125	Edwards Lifesciences Corp.*	11,384,700
352,900	Medtronic, Inc.‡	20,252,931
208,800	Stryker Corp.	15,689,232

		47,326,863

	Health Care Services 1.7%
611,201	Express Scripts Holding Co.*	42,930,758

	Household Appliances 0.0%
24,304	iRobot Corp.*	845,050

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Hypermarkets & Super Centers 2.3%
757,315	Wal-Mart Stores, Inc.‡	$59,593,117

	Insurance Brokers 1.2%
377,000	Aon plc	31,626,530

	IT Consulting & Other Services 0.6%
435,803	Acxiom Corp.*	16,115,995

	Life & Health Insurance 3.1%
672,700	MetLife, Inc.‡	36,271,984
1,261,961	Unum Group‡	44,269,592

		80,541,576

	Multi-Line Insurance 3.6%
1,920,712	Loews Corp.‡	92,655,147

	Office REITs 1.0%
526,836	Digital Realty Trust, Inc.	25,878,184

	Oil & Gas Drilling 6.8%
1,055,652	Ensco plc, Class A	60,362,182
861,260	Noble Corp. plc	32,271,412
2,133,413	Patterson-UTI Energy, Inc.‡	54,018,017
546,482	Unit Corp.*	28,209,401

		174,861,012

	Oil & Gas Equipment & Services 3.2%
923,841	Halliburton Co.‡	46,884,931
434,095	National Oilwell Varco, Inc.‡	34,523,575

		81,408,506

	Oil & Gas Exploration & Production 10.5%
1,970,457	Bill Barrett Corp.* ‡	52,768,838
8,068,164	Denbury Resources, Inc.* ‡	132,559,935
2,605,582	Swift Energy Co.* ‡‡	35,175,357
4,396,736	Talisman Energy, Inc. (Canada)	51,221,974

		271,726,104

	Other Diversified Financial Services 0.7%
345,270	Citigroup, Inc.‡	17,992,020

	Packaged Foods & Meats 1.2%
915,046	ConAgra Foods, Inc.‡	30,837,050

	Paper Products 1.3%
349,287	Domtar Corp.	32,951,736

	Pharmaceuticals 1.0%
330,800	Novartis AG ADR (Switzerland)	26,589,704

	Property & Casualty Insurance 2.0%
1,178,200	CNA Financial Corp.‡	50,532,998

	Residential REITs 1.8%
1,409,850	American Campus Communities, Inc.‡	45,411,269

	Semiconductors 0.6%
641,329	Intel Corp.	16,648,901

	Specialty Stores 1.7%
642,264	Outerwall, Inc.* ‡	43,205,099

	Systems Software 3.9%
1,808,582	Microsoft Corp.‡	67,695,224
857,000	Oracle Corp.	32,788,820

		100,484,044

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Trucking 0.7%
949,900	Knight Transportation, Inc.	$17,421,166

	Wireless Telecommunication Services 1.2%
779,500	Vodafone Group plc ADR (United Kingdom)	30,642,145

	Total Common Stocks (cost $1,652,691,871)	2,058,820,322

Principal Amount		Value
	SHORT-TERM INVESTMENTS 20.4%

	Repurchase Agreement 20.4%
$526,233,749	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $535,995,000 of United States Treasury Notes 2.125% due 8/31/20; value: $48,232,625; United States Treasury Notes 1.750% due 10/31/20; value: $148,850,625; United States Treasury Notes 2.625%; due 11/15/20; value: $339,677,524; repurchase proceeds: $526,233,749‡ (cost $526,233,749)	$526,233,749

	Total Short-Term Investments (cost $526,233,749)	526,233,749

	Total Investments (cost $2,178,925,620) 100.2%	2,585,054,071
	Liabilities less Other Assets (0.2%)	(5,093,624)

	NET ASSETS 100.0%	$2,579,960,447

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.3%

	Computer Hardware 0.2%
862	Apple, Inc., expiring 1/18/14, exercise price $530	$2,870,460
932	Apple, Inc., expiring 2/22/14, exercise price $550	2,749,400

		5,619,860

	Specialty Stores 0.1%
2,200	Outerwall, Inc., expiring 1/18/14, exercise price $65	840,400
2,222	Outerwall, Inc., expiring 1/18/14, exercise price $70	255,530

		1,095,930

	Total Call Options Written (premium $6,167,844)	6,715,790

Shares		Value
	SECURITIES SOLD SHORT 12.4%

	Application Software 1.3%
262,506	Salesforce.com, Inc.*	$14,487,706
227,866	Workday, Inc., Class A*	18,949,337

		33,437,043

	Automobile Manufacturers 0.2%
41,389	Tesla Motors, Inc.*	6,224,078

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Construction & Farm Machinery & Heavy Trucks 1.0%
273,525	Caterpillar, Inc.	$24,838,805

	Electric Utilities 0.7%
684,208	Exelon Corp.	18,740,457

	Food Distributors 0.5%
342,310	Sysco Corp.	12,357,391

	Health Care Technology 0.2%
142,657	Veeva Systems, Inc., Class A*	4,579,290

	Household Products 0.9%
273,476	Procter & Gamble Co. (The)	22,263,681

	Integrated Oil & Gas 1.5%
394,608	Exxon Mobil Corp.	39,934,330

	Integrated Telecommunication Services 0.8%
410,393	Verizon Communications, Inc.	20,166,712

	Internet Software & Services 1.2%
381,245	OpenTable, Inc.*	30,259,416

	IT Consulting & Other Services 2.0%
228,069	Accenture plc, Class A, Class A	18,751,833
182,276	International Business Machines Corp.	34,189,509

		52,941,342

	Retail REITs 0.6%
340,272	Regency Centers Corp.	15,754,593

	Specialty Stores 1.5%
409,736	Tiffany & Co.	38,015,306

	Total Securities Sold Short (proceeds $293,376,770)	319,512,444

*Non-income producing.

‡All or a portion of this security has been designated as collateral for securities sold short and call options written (see Notes 3, 4 and 5).

‡‡Affiliated company (see Note 7).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

COUNTRY	%
Canada	4.7
Switzerland	1.3
United Kingdom	1.5
United States	92.5

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 96.2%

	Alternative Carriers 0.6%
246,635	inContact, Inc.*	$1,926,219

	Apparel Retail 1.0%
131,171	Zumiez, Inc.*	3,410,446

	Apparel, Accessories & Luxury Goods 1.0%
43,510	Page Industries Ltd. (India)	3,622,609

	Application Software 10.6%
405,760	Diligent Board Member Services, Inc.* (New Zealand)	1,269,976
120,577	Ellie Mae, Inc.*	3,239,904
249,716	Exa Corp.*	3,311,234
104,809	Interactive Intelligence Group, Inc.*	7,059,934
87,309	PROS Holdings, Inc.*	3,483,629
60,422	RealPage, Inc.*	1,412,666
299,074	Tangoe, Inc.*	5,386,323
46,417	Tyler Technologies, Inc.*	4,740,568
43,557	Ultimate Software Group, Inc.*	6,673,804

		36,578,038

	Asset Management & Custody Banks 3.2%
33,122	Diamond Hill Investment Group, Inc.	3,919,657
144,227	Pzena Investment Management, Inc., Class A, Class A	1,696,110
119,576	Silvercrest Asset Management Group, Inc.	2,038,771
17,126	Virtus Investment Partners, Inc.*	3,426,056

		11,080,594

	Automotive Retail 1.0%
61,597	Monro Muffler Brake, Inc.	3,471,607

	Biotechnology 3.2%
496,548	Abcam plc (United Kingdom)	4,038,634
67,044	Cellular Dynamics International, Inc.*	1,106,896
176,227	ChemoCentryx, Inc.*	1,020,354
62,309	Esperion Therapeutics, Inc.*	856,126
170,440	Exact Sciences Corp.*	1,992,444
159,440	Sangamo Biosciences, Inc.*	2,214,622

		11,229,076

	Commercial Printing 1.0%
436,475	InnerWorkings, Inc.*	3,400,140

	Computer Storage & Peripherals 0.6%
290,211	Intevac, Inc.*	2,156,268

	Consumer Finance 4.5%
320,494	DFC Global Corp.*	3,669,656
132,803	Encore Capital Group, Inc.*	6,674,679
157,972	Regional Management Corp.*	5,359,990

		15,704,325

	Data Processing & Outsourced Services 3.6%
120,511	ExlService Holdings, Inc.*	3,328,514
239,302	Higher One Holdings, Inc.*	2,335,587
172,252	Wirecard AG (Germany)	6,828,792

		12,492,893

	Diversified Banks 1.3%
5,193,211	City Union Bank Ltd. (India)	4,332,224

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 0.8%
36,316	IPG Photonics Corp.*	$2,818,485

	Environmental & Facilities Services 1.1%
185,549	Heritage-Crystal Clean, Inc.*	3,801,899

	Food Distributors 1.2%
139,020	Chefs’ Warehouse, Inc. (The)*	4,053,823

	General Merchandise Stores 0.6%
279,235	Gordmans Stores, Inc.	2,141,732

	Health Care Distributors 1.0%
20,696	MWI Veterinary Supply, Inc.*	3,530,531

	Health Care Equipment 7.3%
97,004	Abaxis, Inc.*	3,882,100
413,346	AtriCure, Inc.*	7,721,303
1,055,928	Cardica, Inc.*	1,029,530
189,909	Novadaq Technologies, Inc.* (Canada)	3,131,599
123,741	NuVasive, Inc.*	4,000,547
209,394	Tandem Diabetes Care, Inc.*	5,396,083

		25,161,162

	Health Care Facilities 2.2%
171,428	Ensign Group, Inc. (The)	7,589,118

	Health Care Services 5.1%
73,839	Bio-Reference Laboratories, Inc.*	1,885,848
200,816	CorVel Corp.*	9,378,107
106,790	IPC The Hospitalist Co., Inc.*	6,342,258

		17,606,213

	Health Care Supplies 0.0%
6,233	LDR Holding Corp.*	147,099

	Health Care Technology 2.8%
41,625	Computer Programs and Systems, Inc.	2,572,841
117,895	HealthStream, Inc.*	3,863,419
208,241	Vocera Communications, Inc.*	3,250,642

		9,686,902

	Industrial Machinery 1.2%
59,947	Proto Labs, Inc.*	4,267,027

	Internet Retail 1.3%
190,380	CafePress, Inc.*	1,205,106
177,762	MakeMyTrip Ltd.* (India)	3,423,696

		4,628,802

	Internet Software & Services 9.6%
124,020	Angie’s List, Inc.*	1,878,903
130,423	Dealertrack Technologies, Inc.*	6,270,738
152,854	E2open, Inc.*	3,654,739
223,226	Envestnet, Inc.*	8,996,008
263,103	SciQuest, Inc.*	7,493,174
75,718	SPS Commerce, Inc.*	4,944,385

		33,237,947

	IT Consulting & Other Services 1.0%
392,834	ServiceSource International, Inc.*	3,291,949

	Leisure Products 0.9%
241,580	Black Diamond, Inc.*	3,220,261

	Life Sciences Tools & Services 3.2%
118,621	Fluidigm Corp.*	4,545,557
157,368	ICON plc* (Ireland)	6,359,241

		10,904,798

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 0.8%
120,093	Pason Systems, Inc. (Canada)	$2,596,178

	Oil & Gas Exploration & Production 2.7%
195,663	Comstock Resources, Inc.	3,578,677
223,073	Northern Oil and Gas, Inc.*	3,361,710
303,557	Triangle Petroleum Corp.*	2,525,594

		9,465,981

	Pharmaceuticals 5.2%
109,389	Aerie Pharmaceuticals, Inc.*	1,964,627
322,840	Akorn, Inc.*	7,951,549
163,308	Cardiovascular Systems, Inc.*	5,599,831
208,663	Cempra, Inc.*	2,585,335

		18,101,342

	Regional Banks 2.0%
218,405	BBCN Bancorp, Inc.	3,623,339
103,012	Customers Bancorp, Inc.*	2,107,625
107,394	Tristate Capital Holdings, Inc.*	1,273,693

		7,004,657

	Research & Consulting Services 1.1%
200,177	Franklin Covey Co.*	3,979,519

	Semiconductors 4.1%
141,635	Melexis N.V. (Belgium)	4,523,621
42,979	NVE Corp.*	2,504,816
446,669	O2Micro International Ltd. ADR* (China)	1,246,207
106,503	Power Integrations, Inc.	5,944,997

		14,219,641

	Specialized Finance 0.0%
154,000	Goldwater Bank, N.A.* *** † ‡‡	53,900

	Specialty Chemicals 0.4%
531,795	EcoSynthetix, Inc.* (Canada)	1,375,763

	Specialty Stores 1.6%
82,063	Hibbett Sports, Inc.*	5,515,454

	Systems Software 0.9%
70,258	FleetMatics Group plc*	3,038,659

	Thrifts & Mortgage Finance 0.9%
732,565	Gruh Finance Ltd. (India)	2,986,871

	Trading Companies & Distributors 2.8%
224,614	CAI International, Inc.*	5,294,152
178,820	Rush Enterprises, Inc., Class B*	4,559,910

		9,854,062

	Trucking 2.8%
177,004	Marten Transport Ltd.	3,573,711
54,337	Old Dominion Freight Line, Inc.*	2,880,948
95,687	Saia, Inc.*	3,066,768

		9,521,427

	Total Common Stocks (cost $181,205,565)	333,205,641

	WARRANTS 0.0%

	Health Care Equipment 0.0%
322,500	Cardica, Inc., expiring 9/29/14* *** †	3,225

	Total Warrants (cost $40,313)	3,225

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.3%

	Repurchase Agreement 4.3%
$14,804,563	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $15,470,000 of United States Treasury Notes 2.000% due 11/30/20; value: $15,102,588; repurchase proceeds: $14,804,563 (cost $14,804,563)	$14,804,563

	Total Short-Term Investments (cost $14,804,563)	14,804,563

	Total Investments (cost $196,050,441) 100.5%§	348,013,429
	Liabilities less Other Assets (0.5%)	(1,821,588)

	NET ASSETS 100.0%	$346,191,841

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.97%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.4
Canada	2.1
China	0.4
Germany	2.0
India	4.3
Ireland	1.9
New Zealand	0.4
United Kingdom	1.2
United States	86.3

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 94.8%

	Aerospace & Defense 1.0%
120,000	CPI Aerostructures, Inc.*	$1,804,800

	Airlines 1.2%
21,000	Allegiant Travel Co.	2,214,240

	Alternative Carriers 0.9%
256,331	ORBCOMM, Inc.*	1,625,138

	Apparel, Accessories & Luxury Goods 0.7%
35,000	Ted Baker plc (United Kingdom)	1,327,686

	Application Software 7.3%
180,000	Cimatron Ltd. (Israel)	1,625,400
210,000	ClickSoftware Technologies Ltd. (Israel)	1,575,000
215,000	Ebix, Inc.	3,164,800
42,000	ESI Group* (France)	1,388,874
65,000	Exa Corp.*	861,900
33,000	Interactive Intelligence Group, Inc.*	2,222,880
148,000	Tangoe, Inc.*	2,665,480

		13,504,334

	Asset Management & Custody Banks 2.9%
176,505	Pzena Investment Management, Inc., Class A, Class A	2,075,699
93,841	Silvercrest Asset Management Group, Inc.	1,599,989
8,000	Virtus Investment Partners, Inc.*	1,600,400

		5,276,088

	Auto Parts & Equipment 1.7%
115,000	Gentherm, Inc.*	3,083,150

	Automotive Retail 1.2%
33,000	Lithia Motors, Inc., Class A	2,290,860

	Commercial Printing 1.4%
71,000	Ennis, Inc.	1,256,700
177,000	InnerWorkings, Inc.*	1,378,830

		2,635,530

	Communications Equipment 3.7%
41,100	Applied Optoelectronics, Inc.*	616,911
24,736	Oplink Communications, Inc.*	460,090
405,000	ShoreTel, Inc.*	3,758,400
500,000	Westell Technologies, Inc.*	2,025,000

		6,860,401

	Computer & Electronics Retail 1.0%
54,000	Groupe Fnac* (France)	1,773,790

	Computer Hardware 0.4%
60,000	Silicon Graphics International Corp.*	804,600

	Construction & Engineering 0.5%
40,000	Aegion Corp.*	875,600

	Construction & Farm Machinery & Heavy Trucks 0.9%
102,000	Manitex International, Inc.*	1,619,760

	Construction Materials 2.4%
69,000	Caesarstone Sdot-Yam Ltd.‡ (Israel)	3,427,230
4,200,000	Diamond Building Products Public Co. Ltd. (Thailand)	1,009,738

		4,436,968

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Consumer Finance 4.1%
110,000	DFC Global Corp.*	$1,259,500
52,000	Encore Capital Group, Inc.*	2,613,520
75,000	JGWPT Holdings, Inc.*	1,304,250
72,146	Regional Management Corp.*	2,447,914

		7,625,184

	Distillers & Vintners 0.8%
165,000	Crimson Wine Group Ltd.*	1,458,600

	Diversified Banks 1.2%
1,300,000	City Union Bank Ltd. (India)	1,084,472
1,700,000	EastWest Banking Corp.* (Philippines)	933,485
55,556	Idaho Trust Bancorp*** †	203,891

		2,221,848

	Education Services 0.9%
80,000	K12, Inc.*	1,740,000

	Electronic Manufacturing Services 1.7%
85,000	Fabrinet*	1,747,600
75,000	Global Display Co. Ltd.* (Korea)	1,431,890

		3,179,490

	Environmental & Facilities Services 1.7%
60,000	Heritage-Crystal Clean, Inc.*	1,229,400
510,000	Hudson Technologies, Inc.*	1,887,000

		3,116,400

	Food Distributors 1.4%
90,000	Chefs’ Warehouse, Inc. (The)*	2,624,400

	Footwear 0.7%
40,000	Skechers U.S.A., Inc., Class A*	1,325,200

	General Merchandise Stores 0.9%
42,000	Seria Co. Ltd. (Japan)	1,689,281

	Health Care Equipment 2.7%
120,061	AtriCure, Inc.*	2,242,739
251,382	Cardica, Inc.*	245,097
125,000	Ion Beam Applications* (Belgium)	1,343,405
420,000	Solta Medical, Inc.*	1,239,000

		5,070,241

	Health Care Facilities 1.6%
51,000	Ensign Group, Inc. (The)	2,257,770
66,469	MD Medical Group Investments plc GDR (Russia)	751,100

		3,008,870

	Health Care Services 3.4%
52,020	Bio-Reference Laboratories, Inc.*	1,328,591
68,000	CorVel Corp.*	3,175,600
97,000	National Research Corp., Class A*	1,825,540

		6,329,731

	Health Care Supplies 0.9%
180,000	Chembio Diagnostics, Inc.*	606,600
7,000	Guerbet (France)	1,047,056

		1,653,656

	Health Care Technology 1.3%
100,000	Nexus AG (Germany)	1,508,747
60,000	Vocera Communications, Inc.*	936,600

		2,445,347

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Heavy Electrical Equipment 1.4%
30,000	AZZ, Inc.	$1,465,800
100,000	Pioneer Power Solutions, Inc.*	1,040,000

		2,505,800

	Household Appliances 0.7%
26,000	SodaStream International Ltd.* (Israel)	1,290,640

	Industrial Machinery 1.3%
58,000	Hy-Lok Corp.* (Korea)	1,471,910
110,000	Tecumseh Products Co., Class A*	995,500

		2,467,410

	Internet Software & Services 5.0%
190,000	IntraLinks Holdings, Inc.*	2,300,900
150,000	Move, Inc.*	2,398,500
160,000	NetGem S.A. (France)	575,390
115,000	Perficient, Inc.*	2,693,300
120,000	Vocus, Inc.*	1,366,800

		9,334,890

	IT Consulting & Other Services 1.6%
1,200,000	CSE Global Ltd. (Singapore)	727,273
62,000	EPAM Systems, Inc.*	2,166,280

		2,893,553

	Leisure Facilities 0.8%
1,000,000	Grupo Sports World S.A.B. de C.V.* (Mexico)	1,434,461

	Leisure Products 1.5%
32,000	Arctic Cat, Inc.	1,823,360
73,000	Black Diamond, Inc.*	973,090

		2,796,450

	Managed Health Care 0.1%
148,544	Healthcare Corp. of America*	245,840

	Mortgage REITs 2.0%
315,000	Arbor Realty Trust, Inc.	2,097,900
80,000	Colony Financial, Inc.	1,623,200

		3,721,100

	Oil & Gas Exploration & Production 3.2%
750,000	American Eagle Energy Corp.*	1,537,500
130,000	Comstock Resources, Inc.	2,377,700
195,000	Emerald Oil, Inc.*	1,493,700
20,000	Sanchez Energy Corp.*	490,200

		5,899,100

	Packaged Foods & Meats 2.7%
1,500,000	Oldtown Berhad (Malaysia)	1,190,658
105,000	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	859,935
10,999,000	RFM Corp. (Philippines)	1,379,161
1,000,000	Vitasoy International Holdings Ltd. (Hong Kong)	1,547,668

		4,977,422

	Paper Packaging 0.6%
1,800,000	Greatview Aseptic Packaging Co. Ltd. (China)	1,063,248

	Personal Products 1.4%
150,000	MusclePharm Corp. PIPE	1,243,500
18,738	USANA Health Sciences, Inc.*	1,416,218

		2,659,718

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Pharmaceuticals 2.6%
300,000	Horizon Pharma, Inc.*	$2,286,000
1,395,000	Lee’s Pharmaceutical Holdings Ltd. (China)	1,322,386
170,000	Torrent Pharmaceuticals Ltd. (India)	1,294,479

		4,902,865

	Property & Casualty Insurance 2.0%
190,000	Atlas Financial Holdings, Inc.*	2,796,800
129,200	Kingstone Cos., Inc.	939,284

		3,736,084

	Regional Banks 3.9%
77,000	Customers Bancorp, Inc.*	1,575,420
54,000	Eagle Bancorp, Inc.*	1,654,020
34,000	First of Long Island Corp. (The)	1,457,580
45,000	Pacific Continental Corp.	717,300
158,000	Tristate Capital Holdings, Inc.*	1,873,880

		7,278,200

	Research & Consulting Services 2.8%
122,859	Franklin Covey Co.*	2,442,437
23,000	Huron Consulting Group, Inc.*	1,442,560
70,000	Navigant Consulting, Inc.*	1,344,000

		5,228,997

	Restaurants 1.1%
55,000	Bravo Brio Restaurant Group, Inc.*	894,850
50,000	Del Frisco’s Restaurant Group, Inc.*	1,178,500

		2,073,350

	Semiconductors 0.7%
800,000	GigOptix, Inc.*	1,224,000

	Soft Drinks 0.4%
8,000,000	Pepsi-Cola Products Philippines, Inc. (Philippines)	813,609

	Specialized Finance 0.1%
41,900	Goldwater Bank, N.A.* *** †	14,665
3,798	Marlin Business Services Corp.	95,710

		110,375

	Specialized REITs 0.8%
120,000	Physicians Realty Trust	1,528,800

	Thrifts & Mortgage Finance 3.1%
145,000	Beneficial Mutual Bancorp, Inc.*	1,583,400
44,000	BofI Holding, Inc.* ‡	3,450,920
49,455	Ocean Shore Holding Co.	675,555

		5,709,875

	Trading Companies & Distributors 3.1%
100,000	CAI International, Inc.*	2,357,000
30,000	DXP Enterprises, Inc.*	3,456,000

		5,813,000

	Trucking 1.4%
79,000	Saia, Inc.*	2,531,950

	Total Common Stocks (cost $123,774,847)	175,861,930

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.7%

	Pharmaceuticals 0.7%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.*** †	$1,366,313

	Total Preferred Stocks (cost $499,999)	1,366,313

	WARRANTS 0.0%

	Health Care Equipment 0.0%
110,500	Cardica, Inc., expiring 9/29/14* *** †	1,105

	Total Warrants (cost $13,812)	1,105

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.2%

	Repurchase Agreement 5.2%
$9,537,372	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $9,765,000 of United States Treasury Notes 2.375% due 12/31/20; value: $9,728,381; repurchase proceeds: $9,537,372‡ (cost $9,537,372)	$9,537,372

	Total Short-Term Investments (cost $9,537,372)	9,537,372

	Total Investments (cost $133,826,030) 100.7%§	186,766,720
	Liabilities less Other Assets (0.7%)	(1,213,234)

	NET ASSETS 100.0%	$185,553,486

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Construction Materials 0.0%
200	Caesarstone Sdot-Yam Ltd., expiring 1/18/14, exercise price $50	$30,000

	Thrifts & Mortgage Finance 0.0%
200	BofI Holding, Inc., expiring 1/18/14, exercise price $80	34,000

	Total Call Options Written (premium $99,128)	64,000

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for call options written (see Notes 4 and 5).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.16%.

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
Belgium	0.8
China	1.3
France	2.7
Germany	0.8
Hong Kong	0.9
India	1.3
Israel	4.5
Japan	1.0
Korea	1.6
Malaysia	0.7
Mexico	0.8
Philippines	1.8
Russia	0.4
Singapore	0.4
Thailand	0.6
Turkey	0.5
United Kingdom	0.7
United States	79.2

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 92.9%

	Aerospace & Defense 1.8%
1,126,738	HEICO Corp., Class A	$47,458,205

	Air Freight & Logistics 2.3%
36,319,023	Aramex PJSC (United Arab Emirates)	30,059,850
765,652	HUB Group, Inc., Class A*	30,534,202

		60,594,052

	Airlines 1.7%
421,133	Allegiant Travel Co.	44,404,264

	Airport Services 2.1%
2,507,901	Wesco Aircraft Holdings, Inc.*	54,973,190

	Apparel Retail 2.1%
1,145,050	Chico’s FAS, Inc.	21,572,742
1,310,788	Zumiez, Inc.*	34,080,488

		55,653,230

	Application Software 7.8%
292,664	Concur Technologies, Inc.*	30,197,072
77,807	FactSet Research Systems, Inc.	8,448,284
1,530,380	RealPage, Inc.*	35,780,284
1,810,337	Tangoe, Inc.*	32,604,169
637,966	Ultimate Software Group, Inc.*	97,749,151

		204,778,960

	Automotive Retail 2.2%
649,256	Monro Muffler Brake, Inc.	36,592,068
175,496	O’Reilly Automotive, Inc.*	22,588,090

		59,180,158

	Biotechnology 4.2%
499,639	Cellular Dynamics International, Inc.*	8,249,040
1,357,191	ChemoCentryx, Inc.*	7,858,136
298,905	Esperion Therapeutics, Inc.*	4,106,954
1,872,804	Exact Sciences Corp.*	21,893,079
1,704,690	Sangamo Biosciences, Inc.*	23,678,144
1,101,057	Seattle Genetics, Inc.*	43,921,164

		109,706,517

	Computer Storage & Peripherals 0.5%
1,414,300	Fusion-io, Inc.*	12,601,413

	Consumer Finance 0.7%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	17,096,014

	Data Processing & Outsourced Services 5.6%
785,410	ExlService Holdings, Inc.*	21,693,024
1,182,343	Higher One Holdings, Inc.*	11,539,668
549,162	Syntel, Inc.*	49,946,284
1,596,239	Wirecard AG (Germany)	63,281,608

		146,460,584

	Diversified Banks 1.7%
761,965	HDFC Bank Ltd. ADR (India)	26,242,075
2,978,429	Yes Bank Ltd. (India)	17,854,684

		44,096,759

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Diversified Support Services 1.6%
1,124,516	Copart, Inc.*	$41,213,511
66,375	Ritchie Bros. Auctioneers, Inc. (Canada)	1,521,979

		42,735,490

	Drug Retail 0.7%
162,582	Cosmos Pharmaceutical Corp. (Japan)	17,649,909

	Electrical Components & Equipment 1.2%
832,388	Polypore International, Inc.*	32,379,893

	Electronic Manufacturing Services 1.3%
423,810	IPG Photonics Corp.*	32,891,894

	Environmental & Facilities Services 1.4%
1,334,005	Tetra Tech, Inc.*	37,325,460

	Food Distributors 1.1%
956,493	Chefs’ Warehouse, Inc. (The)*	27,891,336

	Health Care Distributors 1.1%
168,360	MWI Veterinary Supply, Inc.*	28,720,532

	Health Care Equipment 2.2%
659,371	Abaxis, Inc.*	26,388,027
487,760	DexCom, Inc.*	17,271,582
593,260	Tandem Diabetes Care, Inc.*	15,288,310

		58,947,919

	Health Care Services 2.4%
826,970	IPC The Hospitalist Co., Inc.*	49,113,749
285,640	MEDNAX, Inc.*	15,247,463

		64,361,212

	Health Care Technology 0.3%
145,937	Computer Programs and Systems, Inc.	9,020,366

	Homefurnishing Retail 0.7%
405,738	Mattress Firm Holding Corp.*	17,462,964

	Industrial Machinery 2.6%
484,674	Graco, Inc.	37,862,733
428,985	Proto Labs, Inc.*	30,535,152

		68,397,885

	Internet Retail 6.8%
999,639	Blue Nile, Inc.* ‡‡	47,073,000
1,592,193	MakeMyTrip Ltd.* (India)	30,665,637
375,615	Shutterfly, Inc.*	19,130,072
1,016,502	Start Today Co. Ltd. (Japan)	25,289,030
656,026	Yoox S.p.A.* (Italy)	29,460,114
308,302	zooplus AG* ‡‡ (Germany)	22,118,586
158,195	zulily, Inc., Class A *	6,554,019

		180,290,458

	Internet Software & Services 5.0%
1,339,059	Angie’s List, Inc.*	20,286,744
800,225	Dealertrack Technologies, Inc.*	38,474,818
187,369	Envestnet, Inc.*	7,550,971
26,366	Millennial Media, Inc.*	191,681
899,468	SciQuest, Inc.*	25,616,848
719,531	Vistaprint N.V.*	40,905,337

		133,026,399

	IT Consulting & Other Services 1.6%
275,737	Cognizant Technology Solutions Corp., Class A*	27,843,922
1,802,679	ServiceSource International, Inc.*	15,106,450

		42,950,372

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Leisure Facilities 2.3%
1,284,634	Life Time Fitness, Inc.*	$60,377,798

	Life Sciences Tools & Services 4.6%
1,172,379	Divi’s Laboratories Ltd. (India)	23,142,426
868,644	Fluidigm Corp.*	33,286,438
1,103,068	ICON plc* (Ireland)	44,574,978
226,436	Techne Corp.	21,436,696

		122,440,538

	Oil & Gas Equipment & Services 3.8%
334,085	Dril-Quip, Inc.*	36,725,964
1,058,711	Pason Systems, Inc. (Canada)	22,887,280
61,885	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,876,379
382,702	ShawCor Ltd. (Canada)	15,293,679
675,162	TGS-NOPEC Geophysical Co. ASA (Norway)	17,937,227

		99,720,529

	Oil & Gas Exploration & Production 1.8%
2,058,954	Gran Tierra Energy, Inc.* (Colombia)	15,050,954
978,179	Northern Oil and Gas, Inc.*	14,741,158
3,435,085	Premier Oil plc (United Kingdom)	17,844,538

		47,636,650

	Oil & Gas Refining & Marketing 0.0%
203,175	Amyris, Inc.*	1,074,796

	Packaged Foods & Meats 0.8%
2,461	Annie’s, Inc.*	105,921
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	20,531,337

		20,637,258

	Personal Products 0.5%
582,400	Colgate-Palmolive India Ltd. (India)	12,692,187

	Pharmaceuticals 1.5%
1,560,471	Cempra, Inc.*	19,334,236
1,682,057	IPCA Laboratories Ltd. (India)	19,756,113

		39,090,349

	Research & Consulting Services 2.0%
1,330,719	Resources Connection, Inc.	19,069,203
549,657	Stantec, Inc. (Canada)	34,078,734

		53,147,937

	Restaurants 1.2%
1,491,986	Jubilant Foodworks Ltd.* (India)	30,826,257

	Semiconductors 3.7%
400,771	Hittite Microwave Corp.*	24,739,594
989,470	Power Integrations, Inc.	55,232,215
424,490	Silicon Laboratories, Inc.*	18,384,662

		98,356,471

	Specialty Stores 1.3%
505,485	Hibbett Sports, Inc.*	33,973,647

	Systems Software 1.6%
438,017	FleetMatics Group plc*	18,944,235
229,359	NetSuite, Inc.*	23,628,564

		42,572,799

	Trading Companies & Distributors 1.7%
547,600	MSC Industrial Direct Co., Inc., Class A	44,284,412

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Trucking 3.4%
4,929,768	Knight Transportation, Inc.‡‡	$90,411,945

	Total Common Stocks (cost $1,439,955,774)	2,448,299,008

	PREFERRED STOCKS 0.6%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	828,068
161,519	Nanosys, Inc., Series E Pfd.* *** †	198,749

		1,026,817

	Oil & Gas Equipment & Services 0.6%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	15,350,001

	Total Preferred Stocks (cost $17,534,940)	16,376,818

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	3,027,922
	Greenspring Global Partners III-B, L.P.*** †	1,235,031

		4,262,953

	Total Limited Partnership Interest (cost $5,481,863)	4,262,953

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.4%

	Repurchase Agreement 6.4%
$169,575,879	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $176,565,000 of United States Treasury Notes 2.000% due 11/30/20; value: $143,093,844; United States Treasury Notes 2.375% due 12/31/20; value: $29,877,538; repurchase proceeds: $169,575,879†† (cost $169,575,879)	$169,575,879

	Total Short-Term Investments (cost $169,575,879)	169,575,879

	Total Investments (cost $1,632,548,456) 100.1%§	2,638,514,658
	Liabilities less Other Assets (0.1%)	(2,651,387)

	NET ASSETS 100.0%	$2,635,863,271

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.93%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.3
Canada	3.0
Colombia	0.6
Germany	3.5
India	8.1
Ireland	1.8
Italy	1.2
Japan	1.7
Norway	0.7
United Arab Emirates	1.2
United Kingdom	0.7
United States	77.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 95.1%

	Aerospace & Defense 1.7%
93,007	HEICO Corp., Class A	$3,917,455

	Agricultural Products 1.7%
184,942	Darling International, Inc.*	3,861,589

	Airlines 1.7%
35,691	Allegiant Travel Co.	3,763,259

	Airport Services 2.6%
264,277	Wesco Aircraft Holdings, Inc.*	5,792,952

	Alternative Carriers 1.3%
463,468	ORBCOMM, Inc.*	2,938,387

	Apparel Retail 1.8%
219,134	Chico’s FAS, Inc.	4,128,485

	Application Software 4.2%
450,064	Ebix, Inc.	6,624,942
43,317	Interactive Intelligence Group, Inc.*	2,917,833

		9,542,775

	Asset Management & Custody Banks 1.2%
13,137	Virtus Investment Partners, Inc.*	2,628,057

	Auto Parts & Equipment 0.9%
37,026	Dorman Products, Inc.*	2,076,048

	Biotechnology 1.0%
183,510	Exact Sciences Corp.*	2,145,232

	Consumer Finance 5.1%
180,994	DFC Global Corp.*	2,072,381
92,400	Encore Capital Group, Inc.*	4,644,024
39,657	Portfolio Recovery Associates, Inc.*	2,095,476
81,704	Regional Management Corp.*	2,772,217

		11,584,098

	Data Processing & Outsourced Services 1.8%
44,494	Syntel, Inc.*	4,046,729

	Diversified Banks 2.9%
3,595,000	City Union Bank Ltd. (India)	2,998,981
590,500	Yes Bank Ltd. (India)	3,539,850

		6,538,831

	Diversified Support Services 3.3%
202,425	Copart, Inc.*	7,418,876

	Electrical Components & Equipment 3.0%
175,959	Polypore International, Inc.*	6,844,805

	Electronic Manufacturing Services 1.4%
157,477	Fabrinet*	3,237,727

	Footwear 2.0%
135,347	Skechers U.S.A., Inc., Class A*	4,484,046

	Health Care Facilities 1.9%
96,500	Ensign Group, Inc. (The)	4,272,055

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Health Care Services 3.4%
85,245	CorVel Corp.*	$3,980,942
69,774	MEDNAX, Inc.*	3,724,536

		7,705,478

	Homefurnishing Retail 1.1%
116,203	Select Comfort Corp.*	2,450,721

	Internet Retail 1.3%
155,292	MakeMyTrip Ltd.* (India)	2,990,924

	Internet Software & Services 2.3%
92,363	Vistaprint N.V.*	5,250,837

	IT Consulting & Other Services 1.9%
125,695	EPAM Systems, Inc.*	4,391,783

	Leisure Facilities 2.0%
94,456	Life Time Fitness, Inc.*	4,439,432

	Life Sciences Tools & Services 1.0%
54,582	ICON plc* (Ireland)	2,205,659

	Mortgage REITs 2.2%
741,082	Arbor Realty Trust, Inc.	4,935,606

	Oil & Gas Equipment & Services 3.7%
38,902	CARBO Ceramics, Inc.	4,533,250
141,400	TGS-NOPEC Geophysical Co. ASA (Norway)	3,756,615

		8,289,865

	Oil & Gas Exploration & Production 5.8%
279,937	Comstock Resources, Inc.	5,120,048
297,252	Northern Oil and Gas, Inc.*	4,479,587
160,981	Ultra Petroleum Corp.*	3,485,239

		13,084,874

	Oil & Gas Refining & Marketing 2.1%
110,164	World Fuel Services Corp.	4,754,678

	Personal Products 1.4%
42,269	USANA Health Sciences, Inc.*	3,194,691

	Pharmaceuticals 3.0%
81,723	Questcor Pharmaceuticals, Inc.	4,449,817
308,300	Torrent Pharmaceuticals Ltd. (India)	2,347,576

		6,797,393

	Regional Banks 5.0%
63,930	Community Bank System, Inc.	2,536,742
160,627	Customers Bancorp, Inc.*	3,286,428
35,496	Prosperity Bancshares, Inc.	2,250,092
277,743	Tristate Capital Holdings, Inc.*	3,294,032

		11,367,294

	Research & Consulting Services 5.6%
167,899	Acacia Research Corp.	2,441,251
237,958	Franklin Covey Co.*	4,730,605
36,532	Huron Consulting Group, Inc.*	2,291,287
688,360	Sporton International, Inc. (Taiwan)	3,175,785

		12,638,928

	Semiconductors 0.9%
690,487	O2Micro International Ltd. ADR* (China)	1,926,459

	Specialty Chemicals 0.9%
95,891	Flotek Industries, Inc.*	1,924,532

	Specialty Stores 1.5%
50,392	Outerwall, Inc.*	3,389,870

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 1.4%
38,861	BofI Holding, Inc.*	$3,047,868

	Trading Companies & Distributors 2.8%
36,249	DXP Enterprises, Inc.*	4,175,885
25,155	MSC Industrial Direct Co., Inc., Class A	2,034,285

		6,210,170

	Trucking 6.3%
181,046	Knight Transportation, Inc.	3,320,383
54,985	Old Dominion Freight Line, Inc.*	2,915,305
140,894	Saia, Inc.*	4,515,653
32,230	Universal Truckload Services, Inc.	983,337
383,666	Vitran Corp., Inc.* (Canada)	2,486,156

		14,220,834

	Total Common Stocks (cost $147,108,475)	214,439,302

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.9%

	Repurchase Agreement 6.9%
$15,662,366	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $16,365,000 of United States Treasury Notes 2.000% due 11/30/20; value: $15,976,331; repurchase proceeds: $15,662,366 (cost $15,662,366)	$15,662,366

	Total Short-Term Investments (cost $15,662,366)	15,662,366

	Total Investments (cost $162,770,841) 102.0%§	230,101,668
	Liabilities less Other Assets (2.0%)	(4,415,157)

	NET ASSETS 100.0%	$225,686,511

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.66%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.2
China	0.9
India	5.5
Ireland	1.0
Norway	1.8
Taiwan	1.5
United States	88.1

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 73.4%

	Computer Hardware 4.0%
5,139	Apple, Inc.	$2,883,544

	Consumer Finance 6.1%
29,330	Capital One Financial Corp.	2,246,971
38,000	Discover Financial Services	2,126,100

		4,373,071

	Data Processing & Outsourced Services 6.2%
2,700	MasterCard, Inc., Class A	2,255,742
10,035	Visa, Inc., Class A	2,234,594

		4,490,336

	Diversified REITs 0.3%
177,857	Star Asia Financial Ltd.* *** †	231,214

	Drug Retail 3.9%
21,000	CVS Caremark Corp.	1,502,970
22,300	Walgreen Co.	1,280,912

		2,783,882

	Health Care Services 1.9%
18,240	Chemed Corp.	1,397,549

	Hypermarkets & Super Centers 1.8%
16,600	Wal-Mart Stores, Inc.	1,306,254

	Integrated Oil & Gas 7.4%
26,900	Occidental Petroleum Corp.	2,558,190
80,183	Suncor Energy, Inc. (Canada)	2,809,045

		5,367,235

	Mortgage REITs 22.2%
247,600	American Capital Mortgage Investment Corp.	4,323,096
108,000	Capstead Mortgage Corp.	1,304,640
123,491	Colony Financial, Inc.	2,505,632
71,900	Hatteras Financial Corp.	1,174,846
295,000	NorthStar Realty Finance Corp.	3,967,750
101,000	Starwood Property Trust, Inc.	2,797,700

		16,073,664

	Personal Products 5.2%
47,400	Herbalife Ltd.	3,730,380

	Pharmaceuticals 1.5%
26,575	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,065,126

	Railroads 4.0%
50,800	Canadian National Railway Co. (Canada)	2,894,119

	Restaurants 1.8%
13,570	McDonald’s Corp.	1,316,697

	Semiconductors 3.7%
50,000	Intel Corp.	1,298,000
78,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,360,320

		2,658,320

	Specialty Stores 1.8%
18,300	PetSmart, Inc.	1,331,325

	Trading Companies & Distributors 1.6%
4,530	W.W. Grainger, Inc.	1,157,053

	Total Common Stocks (cost $43,985,757)	53,059,769

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS 8.1%

	Asset Management & Custody Banks 8.1%
55,600	PowerShares Dynamic Pharmaceuticals Portfolio	$2,973,488
99,500	ProShares VIX Short-Term Futures ETF*	2,838,735

		5,812,223

	Total Exchange-Traded Funds (cost $5,743,488)	5,812,223

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 5.1%

	Specialized Finance 5.1%
303,800	KKR Financial Holdings, LLC	3,703,322

	Total Limited Liability Company Membership Interest (cost $2,746,223)	3,703,322

	LIMITED PARTNERSHIP INTEREST 2.1%

	Asset Management & Custody Banks 2.1%
48,400	Blackstone Group L.P.	1,524,600

	Total Limited Partnership Interest (cost $1,087,832)	1,524,600

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$208,026	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D*** † §§ (Canada)	$2,602

	Total Corporate Bonds (cost $153,634)	2,602

	SHORT-TERM INVESTMENTS 11.5%

	Repurchase Agreement 11.5%
8,347,326	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $8,550,000 of United States Treasury Notes 2.375% due 12/31/20; value: $8,517,938; repurchase proceeds: $8,347,326 (cost $8,347,326)	8,347,326

	Total Short-Term Investments (cost $8,347,326)	8,347,326

	Total Investments (cost $62,064,260) 100.2%	72,449,842
	Liabilities less Other Assets (0.2%)	(118,611)

	NET ASSETS 100.0%	$72,331,231

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of
1933 (see Note 8).

§§In default.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

At December 31, 2013, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	8.9
Israel	1.7
Taiwan	2.1
United States	87.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 92.7%

	Alternative Carriers 0.4%
77,200	inContact, Inc.*	$602,932

	Apparel Retail 0.4%
23,854	Zumiez, Inc.*	620,204

	Apparel, Accessories & Luxury Goods 0.7%
13,540	Page Industries Ltd. (India)	1,127,330

	Application Software 10.9%
20,800	Concur Technologies, Inc.*	2,146,144
129,903	Exa Corp.*	1,722,514
54,318	Interactive Intelligence Group, Inc.*	3,658,860
33,603	QLIK Technologies, Inc.*	894,848
77,500	RealPage, Inc.*	1,811,950
200,701	Tangoe, Inc.*	3,614,625
25,285	Ultimate Software Group, Inc.*	3,874,168

		17,723,109

	Asset Management & Custody Banks 3.0%
98,070	SEI Investments Co.	3,405,971
7,415	Virtus Investment Partners, Inc.*	1,483,371

		4,889,342

	Auto Parts & Equipment 1.3%
62,010	WABCO India Ltd. (India)	2,055,137

	Biotechnology 6.9%
207,698	Abcam plc (United Kingdom)	1,689,295
61,062	Cellular Dynamics International, Inc.*	1,008,134
157,187	ChemoCentryx, Inc.*	910,113
201,986	Cytokinetics, Inc.*	1,312,909
42,982	Esperion Therapeutics, Inc.*	590,573
131,508	Exact Sciences Corp.*	1,537,328
117,178	OncoGenex Pharmaceutical, Inc.*	977,265
130,180	Sangamo Biosciences, Inc.*	1,808,200
35,144	Seattle Genetics, Inc.*	1,401,894

		11,235,711

	Building Products 0.9%
17,381	Trex Co., Inc.*	1,382,311

	Computer Storage & Peripherals 1.7%
85,566	Fusion-io, Inc.*	762,393
272,589	Intevac, Inc.*	2,025,336

		2,787,729

	Construction Materials 0.5%
4,496,994	PT Holcim Indonesia Tbk (Indonesia)	841,855

	Consumer Finance 2.0%
205,406	DFC Global Corp.*	2,351,899
175,465	Mahindra & Mahindra Financial Services Ltd. (India)	907,465

		3,259,364

	Data Processing & Outsourced Services 1.0%
18,340	Syntel, Inc.*	1,668,023

	Diversified Banks 2.7%
1,749,252	City Union Bank Ltd. (India)	1,459,242
497,545	Yes Bank Ltd. (India)	2,982,615

		4,441,857

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Diversified Metals & Mining 0.5%
22,237	US Silica Holdings, Inc.	$758,504

	Electrical Components & Equipment 2.8%
117,332	Polypore International, Inc.*	4,564,215

	Electronic Manufacturing Services 1.3%
27,081	IPG Photonics Corp.*	2,101,757

	Environmental & Facilities Services 2.3%
84,663	Waste Connections, Inc.	3,693,847

	Footwear 0.9%
43,764	Skechers U.S.A., Inc., Class A*	1,449,901

	Health Care Equipment 6.9%
233,876	AtriCure, Inc.*	4,368,804
616,085	Cardica, Inc.*	600,683
116,948	Novadaq Technologies, Inc.* (Canada)	1,928,472
54,647	NuVasive, Inc.*	1,766,737
102,040	Tandem Diabetes Care, Inc.*	2,629,571

		11,294,267

	Health Care Services 1.6%
22,465	IPC The Hospitalist Co., Inc.*	1,334,196
64,852	National Research Corp., Class A*	1,220,515

		2,554,711

	Industrial Machinery 3.4%
46,150	IDEX Corp.	3,408,177
30,488	Proto Labs, Inc.*	2,170,136

		5,578,313

	Internet Retail 3.1%
177,640	CafePress, Inc.*	1,124,461
120,445	MakeMyTrip Ltd.* (India)	2,319,771
31,148	Shutterfly, Inc.*	1,586,368

		5,030,600

	Internet Software & Services 7.0%
105,303	Angie’s List, Inc.*	1,595,341
80,829	E2open, Inc.*	1,932,621
129,767	SciQuest, Inc.*	3,695,764
37,072	SPS Commerce, Inc.*	2,420,802
31,507	Vistaprint N.V.*	1,791,173
91,388	Xtera Communications, Inc.* *** †	914

		11,436,615

	IT Consulting & Other Services 3.9%
44,470	Cognizant Technology Solutions Corp., Class A*	4,490,580
231,349	ServiceSource International, Inc.*	1,938,705

		6,429,285

	Leisure Products 1.7%
18,453	Arctic Cat, Inc.	1,051,452
124,400	Black Diamond, Inc.*	1,658,252

		2,709,704

	Life Sciences Tools & Services 0.9%
37,579	ICON plc* (Ireland)	1,518,567

	Oil & Gas Equipment & Services 1.0%
14,526	Dril-Quip, Inc.*	1,596,843

	Oil & Gas Exploration & Production 1.5%
95,930	Northern Oil and Gas, Inc.*	1,445,665
47,200	Ultra Petroleum Corp.*	1,021,880

		2,467,545

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value

	Oil & Gas Refining & Marketing 0.7%
224,514	Amyris, Inc.*	$1,187,679

	Packaged Foods & Meats 0.7%
16,866	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,210,491

	Pharmaceuticals 6.4%
50,633	Aerie Pharmaceuticals, Inc.*	909,368
90,427	Cardiovascular Systems, Inc.*	3,100,742
124,295	Cempra, Inc.*	1,540,015
439,266	Horizon Pharma, Inc.*	3,347,207
27,315	Questcor Pharmaceuticals, Inc.	1,487,302

		10,384,634

	Restaurants 1.1%
90,205	Jubilant Foodworks Ltd.* (India)	1,863,746

	Semiconductors 2.0%
18,505	Hittite Microwave Corp.*	1,142,314
13,755	NVE Corp.*	801,641
23,560	Power Integrations, Inc.	1,315,119

		3,259,074

	Specialized Consumer Services 1.5%
148,839	LifeLock, Inc.*	2,442,448

	Specialized Finance 1.1%
89,321	CRISIL Ltd. (India)	1,718,406

	Specialty Chemicals 2.4%
38,288	Balchem Corp.	2,247,505
637,060	EcoSynthetix, Inc.* (Canada)	1,648,086

		3,895,591

	Systems Software 2.6%
78,859	FleetMatics Group plc*	3,410,652
8,126	NetSuite, Inc.*	837,140

		4,247,792

	Trading Companies & Distributors 0.9%
18,129	MSC Industrial Direct Co., Inc., Class A	1,466,092

	Trucking 2.1%
94,774	Knight Transportation, Inc.	1,738,155
32,481	Old Dominion Freight Line, Inc.*	1,722,143

		3,460,298

	Total Common Stocks (cost $102,592,844)	150,955,829

	PREFERRED STOCKS 1.3%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** †	207,017
40,380	Nanosys, Inc., Series E Pfd.* *** †	49,688

		256,705

	Health Care Technology 0.4%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	694,230
243,902	TherOx, Inc., Series I Pfd.* *** †	2,439

		696,669

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 0.7%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	$1,150,001

	Total Preferred Stocks (cost $3,171,238)	2,103,375

	LIMITED PARTNERSHIP INTEREST 2.4%

	Asset Management & Custody Banks 2.4%
	Greenspring Global Partners II-B, L.P.*** †	2,725,124
	Greenspring Global Partners III-B, L.P.*** †	1,235,031

		3,960,155

	Total Limited Partnership Interest (cost $5,086,556)	3,960,155

	WARRANTS 0.0%

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring 9/29/14* *** †	1,650

	Total Warrants (cost $20,625)	1,650

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.0%

	Repurchase Agreement 3.0%
$4,928,442	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $5,150,000 of United States Treasury Notes 2.000% due 11/30/20; value: $5,027,688; repurchase proceeds: $4,928,442†† (cost $4,928,442)	$4,928,442

	Total Short-Term Investments (cost $4,928,442)	4,928,442

	Total Investments (cost $115,799,705) 99.4%§	161,949,451
	Other Assets less Liabilities 0.6%	981,899

	NET ASSETS 100.0%	$162,931,350

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.52%.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.3
India	9.9
Indonesia	0.5
Ireland	1.0
United Kingdom	1.1
United States	85.2

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS 84.5%

	Airlines 1.2%
265,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR* (Mexico)	$3,590,750

	Apparel, Accessories & Luxury Goods 1.4%
2,501,235	American Apparel, Inc.*	3,076,519
37,141	Calida Holding AG* (Switzerland)	1,170,782

		4,247,301

	Application Software 4.6%
45,021	ESI Group* (France)	1,488,773
54,701	Esker S.A. (France)	1,049,148
55,194	Fidessa Group plc (United Kingdom)	2,059,894
224,833	GameLoft SE* (France)	2,537,150
218,000	Nuance Communications, Inc.*	3,313,600
163,407	Seamless Distribution AB* (Sweden)	1,257,986
195,253	TiVo, Inc.*	2,561,719

		14,268,270

	Asset Management & Custody Banks 1.2%
33,300	Ameriprise Financial, Inc.	3,831,165

	Automotive Retail 1.6%
161,800	Mekonomen AB (Sweden)	4,984,414

	Biotechnology 3.6%
1,015,677	Abcam plc (United Kingdom)	8,260,929
132,960	Myriad Genetics, Inc.*	2,789,501

		11,050,430

	Cable & Satellite 2.3%
102,000	DIRECTV*	7,047,180

	Communications Equipment 0.4%
133,819	Infinera Corp.*	1,308,750

	Computer & Electronics Retail 1.6%
154,572	Groupe Fnac* (France)	5,077,375

	Computer Hardware 2.7%
13,139	Apple, Inc.	7,372,424
140,000	Asetek A/S* (Norway)	957,750

		8,330,174

	Consumer Finance 3.7%
74,500	Capital One Financial Corp.	5,707,445
99,900	Discover Financial Services	5,589,405

		11,296,850

	Data Processing & Outsourced Services 3.8%
6,975	MasterCard, Inc., Class A	5,827,333
26,195	Visa, Inc., Class A	5,833,103

		11,660,436

	Education Services 1.2%
220,000	Kroton Educacional S.A. (Brazil)	3,660,994

	Fertilizers & Agricultural Chemicals 1.2%
30,700	Monsanto Co.	3,578,085

	Food Distributors 1.0%
101,288	Chefs’ Warehouse, Inc. (The)*	2,953,558

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Health Care Equipment 3.6%
156,725	DiaSorin S.p.A. (Italy)	$7,360,776
129,000	Ion Beam Applications* (Belgium)	1,386,393
69,200	Mindray Medical International Ltd. ADR (China)	2,516,112

		11,263,281

	Health Care Services 1.7%
208,511	Bio-Reference Laboratories, Inc.*	5,325,371

	Health Care Supplies 3.1%
1,494,133	Advanced Medical Solutions Group plc (United Kingdom)	2,679,224
23,758	Guerbet (France)	3,553,709
19,996	Sartorius Stedim Biotech (France)	3,357,151

		9,590,084

	Health Care Technology 0.8%
95,368	CompuGroup Medical AG (Germany)	2,431,106

	Home Entertainment Software 1.9%
327,940	Activision Blizzard, Inc.	5,847,170

	Household Appliances 3.5%
97,582	iRobot Corp.*	3,392,926
146,919	SodaStream International Ltd.* (Israel)	7,293,059

		10,685,985

	Internet Retail 5.7%
17,274	Amazon.com, Inc.*	6,888,699
25,657	ASOS plc* (United Kingdom)	2,602,752
28,000	Oisix, Inc.* (Japan)	1,172,671
3,000	priceline.com, Inc.*	3,487,200
98,546	Start Today Co. Ltd. (Japan)	2,451,675
12,876	zooplus AG* (Germany)	923,766

		17,526,763

	Internet Software & Services 10.0%
308,868	eBay, Inc.*	16,953,765
7,113	Google, Inc., Class A*	7,971,610
63,000	IAC/InterActiveCorp	4,327,470
418,801	NetGem S.A. (France)	1,506,088
6,528	Xtera Communications, Inc.* *** †	65

		30,758,998

	IT Consulting & Other Services 1.3%
39,100	Cognizant Technology Solutions Corp., Class A*	3,948,318

	Managed Health Care 0.4%
136,500	Qualicorp S.A.* (Brazil)	1,300,407

	Movies & Entertainment 1.6%
67,787	CTS Eventim AG (Germany)	3,441,090
134,725	SFX Entertainment, Inc.*	1,616,700

		5,057,790

	Oil & Gas Refining & Marketing 1.4%
98,900	World Fuel Services Corp.	4,268,524

	Packaged Foods & Meats 2.4%
88,000	Annie’s, Inc.*	3,787,520
1,205,372	Cloetta AB, Class B* (Sweden)	3,645,698

		7,433,218

	Personal Products 3.2%
111,801	Herbalife Ltd.	8,798,739
24,423	Interparfums S.A. (France)	1,054,966

		9,853,705

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Shares		Value
	Pharmaceuticals 3.5%
23,000	Novo Nordisk A/S (Denmark)	$4,222,483
10,000	Roche Holding AG (Switzerland)	2,806,768
31,100	Valeant Pharmaceuticals International, Inc.* (Canada)	3,651,140

		10,680,391

	Publishing 1.4%
271,099	New York Times Co. (The)	4,302,341

	Semiconductors 2.2%
2,500	Samsung Electronics Co. Ltd. (Korea)	3,257,618
202,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3,531,600

		6,789,218

	Specialized Finance 1.8%
14,958	IntercontinentalExchange Group, Inc.	3,364,353
33,241	MarketAxess Holdings, Inc.	2,222,826

		5,587,179

	Specialty Stores 0.9%
37,500	PetSmart, Inc.	2,728,125

	Systems Software 1.1%
51,300	Check Point Software Technologies Ltd.* (Israel)	3,309,876
1,632	Init Innovation In Traffic Systems AG (Germany)	52,466

		3,362,342

	Thrifts & Mortgage Finance 1.0%
58,000	Ocwen Financial Corp.*	3,216,100

	Trading Companies & Distributors 0.5%
72,943	MonotaRO Co. Ltd. (Japan)	1,485,846

	Total Common Stocks (cost $201,649,521)	260,327,994

	PREFERRED STOCKS 1.7%

	Health Care Equipment 1.7%
43,873	Sartorius AG Pfd. (Germany)	5,230,241

	Total Preferred Stocks (cost $3,025,649)	5,230,241

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.*** †	302,792

	Total Limited Partnership Interest (cost $395,306)	302,792

	EXCHANGE-TRADED FUNDS 2.3%

	Asset Management & Custody Banks 2.3%
246,000	ProShares VIX Short-Term Futures ETF*	7,018,380

	Total Exchange-Traded Funds (cost $7,324,073)	7,018,380

	WARRANTS 0.0%

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** †	715

	Total Warrants (cost $8,938)	715

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 11.2%

	Repurchase Agreement 11.2%
$34,502,189	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $36,050,000 of United States Treasury Notes 2.000% due 11/30/20; value: $35,193,813; repurchase proceeds: $34,502,189†† (cost $34,502,189)	$34,502,189

	Total Short-Term Investments (cost $34,502,189)	34,502,189

	Total Investments (cost $246,905,676) 99.8%§	307,382,311
	Other Assets less Liabilities 0.2%	754,726

	NET ASSETS 100.0%	$308,137,037

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 10 and 11).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 13.95%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.5
Brazil	1.8
Canada	1.3
China	0.9
Denmark	1.6
France	7.2
Germany	4.4
Israel	3.9
Italy	2.7
Japan	1.9
Korea	1.2
Mexico	1.3
Norway	0.4
Sweden	3.6
Switzerland	1.5
Taiwan	1.3
United Kingdom	5.7
United States	58.8

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 5.0%
$1,000,000	Cabela’s Master Credit Card Trust, 2.29%, 9/17/18, Series 2010-2A, Class A1†	$1,026,706
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,718,018
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,236,288
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	583,969
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,437,682

	Total Asset Backed Securities (cost $6,097,621)	6,002,663

	COLLATERALIZED MORTGAGE OBLIGATIONS 17.7%
103,021	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.171%, 11/10/42, Series 2005-1, Class A4†††	104,622
23,226	Banc of America Mortgage Securities, Inc., 2.805%, 2/25/33, Series 2003-A, Class 3A1†††	22,613
3,025	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	3,021
51,761	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	52,125
496,978	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	494,007
999,951	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	993,069
86,788	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	86,330
51,288	Federal Home Loan Mortgage Corp., 2.165%, 11/1/35, Series 1M0010†††	54,427
82,475	Federal Home Loan Mortgage Corp., 2.40%, 5/1/31, Series 847292†††	85,516
75,110	Federal Home Loan Mortgage Corp., 2.423%, 12/1/32, Series 847527†††	79,556
24,602	Federal Home Loan Mortgage Corp., 2.597%, 8/1/33, Series 847281†††	26,120
303,519	Federal Home Loan Mortgage Corp., 3.247%, 1/1/25, Series 775629†††	304,763
206,574	Federal Home Loan Mortgage Corp., 3.38%, 5/1/25, Series 775617†††	217,824
164,256	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	168,539
58,798	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	64,791
238,521	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	262,114
305,329	Federal National Mortgage Assoc., 1.935%, 12/1/35, Series 848390†††	320,435
378,476	Federal National Mortgage Assoc., 2.079%, 1/1/35, Series 825245†††	400,708
100,366	Federal National Mortgage Assoc., 2.16%, 11/1/34, Series 782320†††	106,357
134,243	Federal National Mortgage Assoc., 2.702%, 2/1/21, Series 313380†††	139,714
106,953	Federal National Mortgage Assoc., 2.762%, 1/1/18, Series 57735†††	110,013
1,332,226	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,361,212
184,251	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	193,971
1,863,500	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,897,439
1,302,818	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	1,326,743
179,662	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	189,769
80,579	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	82,708
107,389	Federal National Mortgage Assoc., 4.064%, 7/1/19, Series 070377†††	111,096
280,993	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	287,910
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	277,089
247,220	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	256,430
620,948	Government National Mortgage Assoc., 1.625%, 6/20/30, Series 80416†††	643,030
485,010	Government National Mortgage Assoc., 1.625%, 9/20/34, Series 81054†††	503,879
506,790	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	527,767
576,071	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	586,697
571,690	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	590,458
975,645	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	986,301
725,902	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	744,491
1,476,601	Government National Mortgage Assoc., 3.50%, 6/20/39, Series 2010-129, Class NU	1,528,514
255,845	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	267,063
719,743	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	764,873
600,759	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	634,946
600,969	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	627,104
544,591	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	573,559
305,629	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	315,518
129,837	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	132,463

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
$263,565	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	$270,850
308,229	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	322,483
490,499	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	518,911
69,456	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	70,557
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	535,540
78,179	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	82,925

	Total Collateralized Mortgage Obligations (cost $21,252,848)	21,308,960

	CORPORATE BONDS 40.5%

	Aerospace & Defense 0.5%
600,000	Lockheed Martin Corp., 3.35%, 9/15/21	595,321

	Air Freight & Logistics 0.6%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	709,217

	Automotive Retail 0.7%
775,000	AutoZone, Inc., 5.50%, 11/15/15	838,817

	Beverages-Non-alcoholic 1.2%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	550,718
750,000	PepsiCo, Inc., 5.00%, 6/1/18	841,292

		1,392,010

	Computer Hardware 0.9%
1,000,000	Hewlett-Packard Co., 2.60%, 9/15/17	1,016,045

	Construction & Farm Machinery & Heavy Trucks 1.3%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	569,970
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	997,865

		1,567,835

	Cosmetics & Toiletries 0.5%
422,913	Procter & Gamble - ESOP, 9.36%, 1/1/21, Series A	539,276

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	505,224

	Diversified Banks 7.1%
1,000,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	1,063,117
750,000	Bank of America Corp., 7.375%, 5/15/14 MTN	768,666
1,250,000	Bank of Montreal, 1.45%, 4/9/18 MTN (Canada)	1,217,189
1,250,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	1,311,850
500,000	SouthTrust Corp., 5.80%, 6/15/14	512,288
1,000,000	US Bancorp, 2.20%, 11/15/16 MTN	1,032,699
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,087,842
750,000	Wachovia Corp., 5.25%, 8/1/14	770,390
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	807,155

		8,571,196

	Diversified Financial Services 3.1%
2,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	2,615,374
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18 MTN	1,148,368

		3,763,742

	Enterprise Software & Services 1.0%
1,000,000	Oracle Corp., 5.75%, 4/15/18	1,155,568

	Finance-Auto Loans 0.6%
750,000	PACCAR Financial Corp., 1.60%, 3/15/17 MTN	748,920

	Finance-Credit Card 0.9%
975,000	American Express Co., 6.15%, 8/28/17	1,124,850

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
	Finance-Other Services 0.5%
$500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	$541,493

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	642,412

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	262,061

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	630,333

	Instruments-Scientific 0.6%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	759,447

	Integrated Oil & Gas 0.6%
750,000	BP Capital Markets plc, 1.375%, 5/10/18 (United Kingdom)	727,912

	Integrated Telecommunication Services 1.7%
108,239	Ameritech Capital Funding, 9.10%, 6/1/16	121,000
870,000	AT&T, Inc., 5.50%, 2/1/18	979,342
300,000	Verizon Communications, Inc., 5.50%, 2/15/18	338,928
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	568,683

		2,007,953

	Investment Banking & Brokerage 0.7%
700,000	Morgan Stanley, 5.50%, 7/24/20 MTN	782,881

	Life & Health Insurance 1.2%
850,000	Prudential Financial, Inc., 6.20%, 1/15/15 MTN	897,558
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	564,945

		1,462,503

	Medical Instruments 1.0%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,205,510

	Medical-Drugs 0.6%
575,000	Pharmacia Corp., 6.75%, 12/15/27	703,519

	Medical-Health Maintenance Organizations 0.9%
1,000,000	WellPoint, Inc., 4.35%, 8/15/20	1,056,912

	Movies & Entertainment 0.6%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	289,237
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	404,922

		694,159

	Multimedia 0.7%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	894,197

	Oil Companies-Integrated 0.7%
750,000	ConocoPhillips, 5.75%, 2/1/19	866,080

	Other Diversified Financial Services 1.2%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,422,792

	Pharmaceuticals 3.1%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	851,882
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	889,597
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,141,425
725,000	Pharmacia Corp., 6.50%, 12/1/18	871,370

		3,754,274

	Railroads 1.0%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,151,109

	Regional Banks 2.6%
1,000,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,011,045
700,000	Fifth Third Bancorp, 5.45%, 1/15/17	769,294

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
$600,000	SunTrust Bank, 1.247%, 6/30/14†††	$598,230
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	788,638

		3,167,207

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	259,560

	Special Purpose Entity 0.5%
525,000	Principal Life Global Funding I, 5.05%, 3/15/15†	550,526

	Specialty Chemicals 1.2%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,492,036

	Steel 0.9%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,131,673

	Total Corporate Bonds (cost $48,346,195)	48,694,570

	MUNICIPAL BONDS 2.1%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	723,723
760,918	Minnesota Housing Finance Agency, 2.70%, 9/1/41	693,752
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19 Class B	542,620
500,000	State of Louisiana, 5.00%, 7/15/26 Series C	559,210

	Total Municipal Bonds (cost $2,463,170)	2,519,305

Shares		Value
	MUTUAL FUNDS 0.6%
45,000	Eaton Vance Short Duration Diversified Income Fund	$687,150

	Total Mutual Funds (cost $676,094)	687,150

	EXCHANGE-TRADED FUNDS 1.6%

	Asset Management & Custody Banks 1.6%
3,000	iShares iBoxx Investment Grade Corporate Bond Fund ETF	342,630
23,000	iShares S&P US Preferred Stock Index Fund ETF	847,090
40,000	Market Vectors Preferred Securities ex Financials ETF	754,000

		1,943,720

	Total Exchange-Traded Funds (cost $2,012,451)	1,943,720

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 21.2%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,031,767
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,040,085
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	657,620
900,000	Federal Home Loan Bank, 1.00%, 8/24/22##	870,439
1,500,000	Federal Home Loan Bank, 1.00%, 12/28/22, Series 0006##	1,444,054
1,000,000	Federal Home Loan Bank, 1.04%, 5/29/18	961,782
1,000,000	Federal Home Loan Bank, 1.25%, 10/25/22, Series 0001##	913,184
2,000,000	Federal Home Loan Bank, 1.50%, 11/8/22, Series 0000##	1,850,468
700,000	Federal Home Loan Bank, 3.625%, 3/10/17	757,032
2,000,000	Federal Home Loan Mortgage Corp., 2.00%, 10/22/21 MTN	1,853,988
1,000,000	Federal Home Loan Mortgage Corp., 2.25%, 9/26/18 MTN	1,002,694
2,000,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	2,093,186
1,000,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,016,004

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Value
$700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	$756,602
1,000,000	Federal National Mortgage Assoc., 1.00%, 12/28/18##	969,034
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,074,597
1,700,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	1,737,181
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,013,415
528,803	New Valley Generation IV, 4.687%, 1/15/22	579,901
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	844,745
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,183,358
1,000,000	Tennessee Valley Authority Generic Strip, 0.00%, 11/1/18, Series C###	888,723

	Total U.S. Government Agency Securities (cost $25,725,763)	25,539,859

	U.S. TREASURY INFLATION PROTECTED BONDS 0.6%
613,190	U.S. Treasury Bond, 1.625%, 1/15/18#	666,413

	Total U.S. Treasury Inflation Protected Bonds (cost $603,412)	666,413

	U.S. TREASURY NOTES 8.1%
4,625,000	U.S. Treasury Note, 3.25%, 12/31/16	4,960,673
4,450,000	U.S. Treasury Note, 3.625%, 8/15/19	4,848,760

	Total U.S. Treasury Notes (cost $9,752,622)	9,809,433

Shares		Value
	PREFERRED STOCKS 0.7%

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	$245,500

	Life & Health Insurance 0.2%
10,000	MetLife, Inc., 6.50%, Series B Pfd.§§§	249,000

	Other Diversified Financial Services 0.3%
15,000	JPMorgan Chase Capital XXIX, 6.70%, Pfd.	379,800

	Total Preferred Stocks (cost $876,467)	874,300

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$1,575,145	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $1,615,000 of United States Treasury Notes 2.375% due 12/31/20; value: $1,608,944; repurchase proceeds: $1,575,145 (cost $1,575,145)	$1,575,145

	Total Short-Term Investments (cost $1,575,145)	1,575,145

	Total Investments (cost $119,381,788) 99.4%	119,621,518
	Other Assets less Liabilities 0.6%	692,000

	NET ASSETS 100.0%	$120,313,518

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2013 (Unaudited)

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

††† Variable rate securities.

§§§ Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of December 31, 2013 and will reset at a future date.

###Zero coupon bond.

ETF Exchange-Traded Fund

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2013, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.0
United Kingdom	1.8
United States	97.2

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.4%
$700,000	U.S. Treasury Bond 2.75%, 11/15/42	$553,437
28,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	24,185,000
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	6,897,504
9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	9,134,674
4,035,000	U.S. Treasury Bond, 4.25%, 5/15/39	4,302,948
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,523,813
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,129,700
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	11,087,500
48,400,000	U.S. Treasury Strip, principal only, 5/15/30	25,880,690
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	26,975,242
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	21,765,409
35,150,000	U.S. Treasury Strip, principal only, 5/15/39	12,548,234
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	8,867,638
11,000,000	U.S. Treasury Strip, principal only, 2/15/43	3,263,139

	Total U.S. Government Obligations (cost $164,388,198)	158,114,928

	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
576,858	Repurchase Agreement dated 12/31/13, 0.00% due 1/2/14 with State Street Bank and Trust Co. collateralized by $605,000 of United States Treasury Notes 2.000% due 11/30/20; value: $590,631; repurchase proceeds: $576,858 (cost $576,858)	576,858

	Total Short-Term Investments (cost $576,858)	576,858

	Total Investments (cost $164,965,056) 99.8%	158,691,786
	Other Assets less Liabilities 0.2%	284,840

	NET ASSETS 100.0%	$158,976,626

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Emerging Markets Select Fund and Frontier Emerging Small Countries Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently, five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2013. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security and recorded as realized gain/loss.

New Accounting Pronouncements – In January 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-01 entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of ASU 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions subject to an enforceable master netting arrangement or similar agreement. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to disclose gross and

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

New Accounting Pronouncements (continued)

net information about instruments and transactions eligible for offset in the statement of financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement (agreement with a counterparty that mitigates its credit exposure in the event of default). ASU 2011-11 and ASU 2013-01 are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and its impact on financial statements.

In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services – Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of ASU 2013-08 and its impact to financial statements.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries Fund invests in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended December 31, 2013 was as follows:

	Options Outstanding at 09/30/13	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/13
Long/Short Fund
Premium amount	$6,528,848	$4,446,021	$(1,482,677)	$(2,397,939)	$(926,409)	$6,167,844
Number of contracts	8,031	13,574	(684)	(9,679)	(5,026)	6,216

Micro Cap Value Fund
Premium amount	$61,910	$422,383	$(117,402)	$(216,263)	$(51,500)	$99,128
Number of contracts	150	2,100	(350)	(1,200)	(300)	400

6. FEDERAL INCOME TAX INFORMATION

As of December 31, 2013, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund
Cost	$645,197,347	$15,939,819	$62,255,453	$1,606,387,578	$856,211,477	$157,445,038	$79,850,167

Gross appreciation	$388,079,839	$2,882,012	$5,577,378	$280,892,741	$111,609,742	$75,436,494	$52,241,436
Gross (depreciation)	(23,184,957)	(613,759)	(4,543,334)	(112,881,366)	(27,462,233)	(3,371,854)	(1,875,821)

Net appreciation (depreciation)	$364,894,882	$2,268,253	$1,034,044	$168,011,375	$84,147,509	$72,064,640	$50,365,615

	International Growth Fund	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$1,189,659,225	$252,435,109	$562,494,038	$1,881,081,240	$196,823,637	$134,224,935	$1,637,215,325

Gross appreciation	$323,283,238	$80,954,045	$129,729,906	$416,097,938	$164,752,639	$56,813,118	$1,035,760,601
Gross (depreciation)	(27,848,469)	(11,512,380)	(5,148,833)	(38,353,341)	(13,562,847)	(4,335,333)	(34,461,268)

Net appreciation (depreciation)	$295,434,769	$69,441,665	$124,581,073	$377,744,597	$151,189,792	$52,477,785	$1,001,299,333

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$164,118,120	$62,603,992	$115,940,401	$249,186,225	$119,381,788	$165,565,049

Gross appreciation	$68,436,557	$12,967,057	$56,443,428	$60,833,461	$2,060,241	$4,544,426
Gross (depreciation)	(2,453,009)	(3,121,207)	(10,434,378)	(2,637,375)	(1,820,511)	(11,417,689)

Net appreciation (depreciation)	$65,983,548	$9,845,850	$46,009,050	$58,196,086	$239,730	(6,873,263)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2013 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for
	Balance 9/30/13	Purchases / Additions	Sales / Reductions	Balance 12/31/13	period ended 12/31/13	the period ended 12/31/13
Emerging Markets Small Cap Fund
KONA I Co. Ltd.	584,258	—	—	584,258	$—	$—

Long/Short Fund
Silicon Graphics International Corp.*	2,330,509	139,318	—	2,469,827	$—	$—
Swift Energy Co.	1,706,994	898,588	—	2,605,582	—	—

Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000	$—	$—

Small Cap Growth Fund
Blue Nile, Inc.	999,639	—	—	999,639	$—	$—
Knight Transportation, Inc.	4,792,398	137,370	—	4,929,768	287,544	—
zooplus AG	308,302	—	—	308,302	—	—

*	On September 26, 2013, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Michael L. Shinnick and Ralph C. Shive (“Reporting Persons”).

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2013, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/2009	$5,000	$400	—

Micro Cap Fund
Cardica, Inc.	Warrants	9/25/2009	$40,313	$3,225	—
Goldwater Bank, N.A.	Common Stock	2/28/2007	1,540,000	53,900	0.02%
			$1,580,313	$57,125	0.02%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,366,313	0.73%
Cardica, Inc.	Warrants	9/25/2009	13,812	1,105	—
Goldwater Bank, N.A.	Common Stock	2/28/2007	419,000	14,665	0.01%
Idaho Trust Bancorp	Common Stock	8/30/2006	500,004	203,891	0.11%
			$1,432,815	$1,585,974	0.85%

Small Cap Growth Fund
Drilling Info Holdings, Inc, Series B	Preferred Stock	9/5/2013	$15,350,001	$15,350,001	0.58%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	3,953,063	3,027,922	0.11%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 12/16/13	1,528,800	1,235,031	0.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/2005	2,000,000	828,068	0.03%
Nanosys, Inc., Series E	Preferred Stock	8/13/2010	184,939	198,749	0.01%
			$23,016,803	$20,639,771	0.78%

Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/2007	$153,634	$2,602	—
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	231,214	0.32%
			$459,446	$233,816	0.32%

Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/2009	$20,625	$1,650	—
Data Sciences International, Inc., Series B	Preferred Stock	1/20/2006	475,001	694,230	0.43%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/2013	1,150,001	1,150,001	0.70%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	3,557,756	2,725,124	1.67%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 12/16/13	1,528,800	1,235,031	0.76%
Nanosys, Inc., Series D	Preferred Stock	11/8/2005	500,001	207,017	0.13%
Nanosys, Inc., Series E	Preferred Stock	8/13/2010	46,235	49,688	0.03%
TherOx, Inc., Series I	Preferred Stock	7/7/2005	1,000,000	2,439	—
Xtera Communications, Inc.	Common Stock	9/3/2003	99,065	914	—
			$8,377,484	$6,066,094	3.72%

World Innovators Fund
Cardica, Inc.	Warrants	9/25/2009	$8,938	$715	—
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	395,306	302,792	0.10%
Xtera Communications, Inc.	Common Stock	9/3/2003	7,076	65	—
			$411,320	$303,572	0.10%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

9. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2013 were $250,000, $225,000 and $25,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2013 were $105,000, per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock and listed warrants) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

SECURITIES VALUATION (continued)

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (“NAV”) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
Core Growth Fund
Assets
Common Stocks
	Oil & Gas Equipment & Services	$26,235,325	$7,917,638	$—	$34,152,963
	Other	916,950,936	—	—	916,950,936
Short-Term Investments		—	58,988,330	—	58,988,330

		$943,186,261	$66,905,968	$—	$1,010,092,229

Emerging India Fund
Assets
Common Stocks		$17,769,647	$—	$—	$17,769,647
Short-Term Investments		—	438,425	—	438,425

		$17,769,647	$438,425	$—	$18,208,072

Emerging Markets Select Fund
Assets
Common Stocks
	Construction Materials	$1,881,694	$1,292,162	$—	$3,173,856
	Diversified Banks	8,427,761	2,998,868	—	11,426,629
	Drug Retail	—	1,214,456	—	1,214,456
	Food Retail	2,865,239	2,802,622	—	5,667,861
	Health Care Facilities	2,113,209	1,424,257	—	3,537,466
	Highways & Railtracks	—	1,073,226	—	1,073,226
	Marine Ports & Services	—	2,282,103	—	2,282,103
	Real Estate Operating Companies	—	1,541,066	—	1,541,066
	Wireless Telecommunication Services	892,364	1,380,254	—	2,272,618
	Other	30,004,195	—	—	30,004,195
Short-Term Investments		—	1,096,021	—	1,096,021

		$46,184,462	$17,105,035	$—	$63,289,497

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Cable & Satellite	$—	$26,416,153	$—	$26,416,153
	Casinos & Gaming	—	57,947,629	—	57,947,629
	Coal & Consumable Fuels	—	13,365,711	—	13,365,711
	Commercial Printing	—	4,255,955	—	4,255,955
	Computer & Electronics Retail	—	21,534,157	—	21,534,157
	Computer Storage & Peripherals	—	16,288,648	—	16,288,648
	Construction Materials	35,879,582	39,022,596	—	74,902,178
	Diversified Banks	16,920,447	38,576,182	—	55,496,629
	Electronic Components	—	7,000,978	—	7,000,978
	Food Retail	—	31,221,079	—	31,221,079

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
	Footwear	$11,685,652	$2,269,008	$—	$13,954,660
	Health Care Equipment	—	10,707,147	—	10,707,147
	Health Care Facilities	50,430,404	20,551,122	—	70,981,526
	Home Furnishings	—	9,762,091	—	9,762,091
	Home Improvement Retail	—	28,458,181	—	28,458,181
	Hotels, Resorts & Cruise Lines	—	39,964,645	—	39,964,645
	Hypermarkets & Super Centers	34,014,749	21,863,827	—	55,878,576
	Internet Retail	—	17,102,337	—	17,102,337
	Life & Health Insurance	—	24,688,092	—	24,688,092
	Managed Health Care	—	24,758,520	—	24,758,520
	Marine Ports & Services	14,292,690	30,009,807	—	44,302,497
	Pharmaceuticals	4,667,100	18,709,792	—	23,376,892
	Real Estate Operating Companies	—	40,965,814	—	40,965,814
	Trading Companies & Distributors	—	14,757,897	—	14,757,897
	Wireless Telecommunication Services	—	21,931,676	—	21,931,676
	Other	1,012,349,481	—	—	1,012,349,481
Preferred Stocks		—	11,563,396	—	11,563,396
Rights		466,408	—	—	466,408

		$1,180,706,513	$593,692,440	$—	$1,774,398,953

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Automotive Retail	$—	$5,571,246	$—	$5,571,246
	Brewers	128,605,943	8,626	—	128,614,569
	Footwear	3,579,933	437,264	—	4,017,197
	Household Appliances	—	151,303	—	151,303
	Industrial Gases	—	571,025	—	571,025
	Marine Ports & Services	10,683,345	3,727,969	—	14,411,314
	Packaged Foods & Meats	176,312,994	11,976,909	—	188,289,903
	Pharmaceuticals	20,524,404	16,453,869	—	36,978,273
	Soft Drinks	5,825,403	3,707,717	—	9,533,120
	Tobacco	20,142,834	12,325,044	—	32,467,878
	Other	403,418,406	—	—	403,418,406
Participation Notes		—	61,530,395	—	61,530,395
Short-Term Investments		—	54,804,357	—	54,804,357

		$769,093,262	$171,265,724	$—	$940,358,986

Global Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$4,312,757	$—	$4,312,757
	Construction Materials	2,931,627	1,055,894	—	3,987,521
	Data Processing & Outsourced Services	3,832,542	9,019,794	—	12,852,336
	Drug Retail	—	3,159,097	—	3,159,097
	Health Care Equipment	—	2,200,118	—	2,200,118
	Household Products	—	3,367,627	—	3,367,627
	Internet Retail	6,381,400	5,991,721	—	12,373,121
	Marine Ports & Services	—	4,028,316	—	4,028,316

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
	Oil & Gas Equipment & Services	$2,868,815	$1,617,948	$—	$4,486,763
	Packaged Foods & Meats	8,982,343	3,559,646	—	12,541,989
	Trading Companies & Distributors	2,739,067	2,665,103	—	5,404,170
	Wireless Telecommunication Services	—	1,853,848	—	1,853,848
	Other	158,941,615	—	—	158,941,615
Warrants		—	—	400	400

		$186,677,409	$42,831,869	$400	$229,509,678

Heritage Growth Fund
Assets
Common Stocks		$125,520,731	$—	$—	$125,520,731
Short-Term Investments		—	4,695,051	—	4,695,051

		$125,520,731	$4,695,051	$—	$130,215,782

International Growth Fund
Assets
Common Stocks
	Apparel Retail	$—	$11,614,988	$—	$11,614,988
	Apparel, Accessories & Luxury Goods	—	32,527,258	—	32,527,258
	Commodity Chemicals	—	14,437,847	—	14,437,847
	Construction Materials	20,135,814	12,492,850	—	32,628,664
	Data Processing & Outsourced Services	—	62,610,800	—	62,610,800
	Diversified Support Services	—	12,714,987	—	12,714,987
	Drug Retail	—	29,627,773	—	29,627,773
	Electronic Equipment & Instruments	57,212,162	34,323,705	—	91,535,867
	General merchandise Stores	—	17,591,977	—	17,591,977
	Health Care Equipment	—	20,684,124	—	20,684,124
	Health Care Technology	6,740,645	22,152,669	—	28,893,314
	Household Products	—	39,628,915	—	39,628,915
	Internet Retail	32,170,329	68,361,844	—	100,532,173
	Internet Software & Services	33,064,757	41,459,640	—	74,524,397
	Marine Ports & Services	—	23,350,063	—	23,350,063
	Movies & Entertainment	—	21,296,714	—	21,296,714
	Oil & Gas Equipment & Services	32,774,166	38,320,531	—	71,094,697
	Packaged Foods & Meats	42,594,956	29,910,749	—	72,505,705
	Pharmaceuticals	—	18,213,097	—	18,213,097
	Real Estate Operating Companies	—	11,059,688	—	11,059,688
	Research & Consulting Services	—	39,415,811	—	39,415,811
	Specialty Chemicals	—	31,327,147	—	31,327,147
	Trading Companies & Distributors	—	25,907,200	—	25,907,200
	Other	550,760,327	—	—	550,760,327
Short-Term Investments		—	50,610,461	—	50,610,461

		$775,453,156	$709,640,838	$—	$1,485,093,994

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
International Opportunities Fund
Assets
Common Stocks
	Building Products	$3,807,918	$1,062,606	$—	$4,870,524
	Commodity Chemicals	10,205,997	3,585,765	—	13,791,762
	Construction Materials	—	2,382,591	—	2,382,591
	Data Processing & Outsourced Services	5,165,703	4,241,736	—	9,407,439
	Diversified Banks	—	2,289,785		2,289,785
	Diversified Support Services	1,440,206	3,272,930	—	4,713,136
	Drug Retail	—	3,406,101	—	3,406,101
	Food Distributors	—	1,911,907	—	1,911,907
	General Merchandise Stores	—	4,841,955	—	4,841,955
	Home Improvement Retail	2,053,512	48,548	—	2,102,060
	Household Products	—	10,441,838	—	10,441,838
	Internet Retail	1,498,935	7,859,775	—	9,358,710
	Internet Software & Services	2,646,706	5,086,284	—	7,732,990
	Oil & Gas Refining & Marketing	—	5,606,774	—	5,606,774
	Packaged Foods & Meats	29,964,190	19,072,885	—	49,037,075
	Publishing	—	1,791,485	—	1,791,485
	Research & Consulting Services	—	5,512,212	—	5,512,212
	Restaurants	19,106,504	6,639,215	—	25,745,719
	Soft Drinks	3,657,289	6,710,409	—	10,367,698
	Trading Companies & Distributors	—	3,119,280	—	3,119,280
	Other	135,808,756	—	—	135,808,756
Short-Term Investments		—	7,636,977	—	7,636,977

		$215,355,716	$106,521,058	$—	$321,876,774

Large Cap Value Fund
Assets
Common Stocks		$687,075,111	$—	$—	$687,075,111

		$687,075,111	$—	$—	$687,075,111

Long/Short Fund
Assets
Common Stocks		$2,058,820,322	$—	$—	$2,058,820,322
Short-Term Investments		—	526,233,749	—	526,233,749

		$2,058,820,322	$526,233,749	$—	$2,585,054,071

Liabilities
Equity Contracts		$(6,715,790)	$—	$—	$(6,715,790)
Securities Sold Short		(319,512,444)	—	—	(319,512,444)

		$(326,228,234)	$—	$—	$(326,228,234)

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
Micro Cap Fund
Assets
Common Stocks
	Data Processing & Outsourced Services	$5,664,101	$6,828,792	$—	$12,492,893
	Specialized Finance	—	—	53,900	53,900
	Other	320,658,848	—	—	320,658,848
Warrants		—	—	3,225	3,225
Short-Term Investments		—	14,804,563	—	14,804,563

		$326,322,949	$21,633,355	$57,125	$348,013,429

Micro Cap Value Fund
Assets
Common Stocks
	Construction Materials	$3,427,230	$1,009,738	$—	$4,436,968
	Diversified Banks	1,084,472	933,485	203,891	2,221,848
	Electronic Manufacturing Services	1,747,600	1,431,890	—	3,179,490
	General Merchandise Stores	—	1,689,281	—	1,689,281
	Industrial Machinery	995,500	1,471,910	—	2,467,410
	Packaged Foods & Meats	3,598,261	1,379,161	—	4,977,422
	Personal Products	1,416,218	1,243,500	—	2,659,718
	Soft Drinks	—	813,609	—	813,609
	Specialized Finance	95,710	—	14,665	110,375
	Other	153,305,809	—	—	153,305,809
Preferred Stocks		—	—	1,366,313	1,366,313
Warrants		—	—	1,105	1,105
Short-Term Investments		—	9,537,372	—	9,537,372

		$165,670,800	$19,509,946	$1,585,974	$186,766,720

Liabilities
Equity Contracts		$(64,000)	$—	$—	$(64,000)

		$(64,000)	$—	$—	$(64,000)

Small Cap Growth Fund
Assets
Common Stocks
	Data Processing & Outsourced Services	$83,178,976	$63,281,608	$—	$146,460,584
	Drug Retail	—	17,649,909	—	17,649,909
	Internet Retail	103,422,728	76,867,730	—	180,290,458
	Oil & Gas Equipment & Services	74,906,923	24,813,606	—	99,720,529
	Other	2,004,177,528	—	—	2,004,177,528
Preferred Stocks		—	—	16,376,818	16,376,818
Limited Partnership Interest		—	—	4,262,953	4,262,953
Short-Term Investments		—	169,575,879	—	169,575,879

		$2,265,686,155	$352,188,732	$20,639,771	$2,638,514,658

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
Small Cap Value Fund
Assets
Common Stocks
	Oil & Gas Equipment & Services	$4,533,250	$3,756,615	$—	$8,289,865
	Other	206,149,437	—	—	206,149,437
Short-Term Investments		—	15,662,366	—	15,662,366

		$210,682,687	$19,418,981	$—	$230,101,668

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$231,214	$—	$231,214
	Other	52,828,555	—	—	52,828,555
Exchange-Traded Funds		5,812,223	—	—	5,812,223
Limited Liability Company Membership Interest		3,703,322	—	—	3,703,322
Limited Partnership Interest		1,524,600	—	—	1,524,600
Corporate Bonds		—	—	2,602	2,602
Short-Term Investments		—	8,347,326	—	8,347,326

		$63,868,700	$8,578,540	$2,602	$72,449,842

Ultra Growth Fund
Assets
Common Stocks
	Construction Materials	$—	$841,855	$—	$841,855
	Internet Software & Services	$11,435,701	$—	$914	$11,436,615
	Other	138,677,359	—	—	138,677,359
Preferred Stocks		—	—	2,103,375	2,103,375
Limited Partnership Interest		—	—	3,960,155	3,960,155
Warrants		—	—	1,650	1,650
Short-Term Investments		—	4,928,442	—	4,928,442

		$150,113,060	$5,770,297	$6,066,094	$161,949,451

World Innovators Fund
Assets
Common Stocks
	Apparel Accessories & Luxury Goods	$3,076,519	$1,170,782	$—	$4,247,301
	Application Software	13,010,284	1,257,986	—	14,268,270
	Automotive Retail	—	4,984,414	—	4,984,414
	Health Care Equipment	3,902,505	7,360,776	—	11,263,281
	Health Care Technology	—	2,431,106	—	2,431,106
	Internet Retail	12,978,651	4,548,112	—	17,526,763
	Internet Software & Services	30,758,933	—	65	30,758,998
	Managed Health Care	—	1,300,407	—	1,300,407
	Movies & Entertainment	1,616,700	3,441,090	—	5,057,790
	Packaged Foods & Meats	3,787,520	3,645,698	—	7,433,218
	Pharmaceuticals	7,873,623	2,806,768	—	10,680,391

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
	Semiconductors	$3,531,600	$3,257,618	$—	$6,789,218
	Systems Software	3,309,876	52,466	—	3,362,342
	Trading Companies & Distributors	—	1,485,846	—	1,485,846
	Other	138,738,649	—	—	138,738,649
Preferred Stocks		—	5,230,241	—	5,230,241
Limited Partnership Interest		—	—	302,792	302,792
Exchange-Traded Funds		7,018,380	—	—	7,018,380
Warrants		—	—	715	715
Short-Term Investments		—	34,502,189	—	34,502,189

		$229,603,240	$77,475,499	$303,572	$307,382,311

Income Fund
Assets
Asset Backed Securities		$—	$6,002,663	$—	$6,002,663
Collateralized Mortgage Obligations		—	21,308,960	—	21,308,960
Corporate Bonds		—	48,694,570	—	48,694,570
Municipal Bonds		—	2,519,305	—	2,519,305
Mutual Funds		687,150	—	—	687,150
Exchange-Traded Funds		1,943,720	—	—	1,943,720
U.S. Government Agency Securities		—	25,539,859	—	25,539,859
U.S. Treasury Inflation Protected Bonds		—	666,413	—	666,413
U.S. Treasury Notes		—	9,809,433	—	9,809,433
Preferred Stocks		874,300	—	—	874,300
Short-Term Investments		—	1,575,145	—	1,575,145

		$3,505,170	$116,116,348	$—	$119,621,518

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$158,114,928	$—	$158,114,928
Short-Term Investments		—	576,858	—	576,858

		$—	$158,691,786	$—	$158,691,786

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the Other category.

The valuation techniques used by the Funds to measure fair value for the year or period ended December 31,2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The table below shows the significant transfers between level 1 and level 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Core Growth Fund	$7,917,638	$7,917,638
Emerging Markets Select Fund	10,363,134	10,363,134
Emerging Markets Small Cap Fund	429,469,621	429,469,621
Frontier Emerging Small Countries Fund	54,922,346	54,922,346
Global Opportunities Fund	42,831,870	42,831,870
International Growth Fund	600,376,607	600,376,607
International Opportunities Fund	87,635,032	87,635,032
Micro Cap Fund	6,828,792	6,828,792
Micro Cap Value	5,473,838	5,473,838
Small Cap Growth Fund	175,736,474	175,736,474
Ultra Growth Fund	841,855	841,855
World Innovators Fund	37,833,558	37,833,558

The following is a reconciliation of the fair valuations using significant unobservable inputs (level 3) for the Funds during the year ended December 31, 2013:

Fund	Market Value Beginning Balance 9/30/2013	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/13	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/13
Global Opportunities Fund
Warrants	$2,000	$—	$—	$—	$—	$(1,600)	$—	$—	$400	$(1,600)

Micro Cap Fund
Common Stocks	63,140	—	—	—	—	(9,240)	—	—	53,900	(9,240)
Warrants	16,125	—	—	—	—	(12,900)	—	—	3,225	(12,900)

	79,265	—	—	—	—	(22,140)	—	—	57,125	(22,140)

Micro Cap Value Fund
Common Stocks	218,709	—	—	—	—	(153)	—	—	218,556	(153)
Preferred Stocks	1,366,313	—	—	—	—	—	—	—	1,366,313	—
Warrants	5,525	—	—	—	—	(4,420)	—	—	1,105	(4,420)

	1,590,547	—	—	—	—	(4,573)	—	—	1,585,974	(4,573)

Small Cap Growth Fund
Preferred Stocks	16,375,768	—	—	—	—	1,050	—	—	16,376,818	1,050
Limited Partnership Interest	4,342,253	80,000	(579,501)	—	426,498	(6,297)	—	—	4,262,953	(6,297)

	20,718,021	80,000	(579,501)	—	426,498	(5,247)	—	—	20,639,771	(5,247)

Strategic Income Fund
Corporate Bonds	1,030	—	—	—	—	1,572	—	—	2,602	1,572

Ultra Growth Fund
Common Stocks	914	—	—	—	—	—	—	—	914	—
Preferred Stocks	2,063,230	—	—	—	—	40,145	—	—	2,103,375	40,145
Limited Partnership Interest	4,023,003	75,000	(524,130)	—	385,687	595	—	—	3,960,155	595
Warrants	8,250	—	—	—	—	(6,600)	—	—	1,650	(6,600)

	6,095,397	75,000	(524,130)	—	385,687	34,140	—	—	6,066,094	34,140

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	319,242	5,000	(55,370)	—	40,811	(6,891)	—	—	302,792	(6,891)
Warrants	3,575	—	—	—	—	(2,860)	—	—	715	(2,860)

	322,882	5,000	(55,370)	—	40,811	(9,751)	—	—	303,572	(9,751)

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2013 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Description	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Value	Direct Venture Capital Investments: Pharmaceuticals	$1,366,313	Probability of warrant exercise	Exercise price	*
			Probability of no warrant exercise	Remaining value

Micro Cap Value	Direct Venture Capital Investments: Diversified Banks	$203,891	Book value	Book value multiple	1.0

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$1,026,817	Market comparable companies	EV/R** multiple	0.9 - 4.6 (1.9)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$694,230	Market comparable companies	EBITDA*** multiple	4.0 - 18.8 (10.4)
				EV/R** multiple	0.5 - 5.5 (2.4)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$256,705	Market comparable companies	EV/R** multiple	0.9 - 4.6 (1.9)
				Discount for lack of marketability	20%

*	The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.

**	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

***	Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) is net income with interest, taxes, depreciation, and amortization added back to it, and can be used to analyze and compare profitability between companies and industries because it eliminates the effects of financing and accounting decisions.

Changes in book value multiples, EBITDA multiples, and EV/revenue multiples, each in isolation, may change the fair value of the investment. Generally, a decrease in these multiples will result in a decrease in the fair value of the investment.

The Funds’ other Level 3 investments have been valued using unadjusted third-party transactions and quotations, unadjusted historical third party information, or the unadjusted net asset value (“NAV”) of the investments in private investment companies. No unobservable inputs internally developed by the Fund have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 21, 2014

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date:February 21, 2014